Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited)

Credit Linked Notes — 0.1%

Security	Principal Amount (000's omitted)		Value
South Africa — 0.1%
Absa Bank Ltd. (United Republic of Tanzania), 13.50%, 8/2/35(1)	TZS	2,486,950	$ 1,113,516
Total Credit Linked Notes (identified cost $1,109,688)			$ 1,113,516

Foreign Corporate Bonds — 4.9%

Security	Principal Amount (000's omitted)		Value
Angola — 0.1%
Sonangol Finance Ltd., 10.00%, 1/29/31(2)	USD	1,476	$ 1,510,781
			$ 1,510,781
Brazil — 0.4%
Simpar Finance SARL, 10.75%, 2/12/28(2)	BRL	53,195	$ 8,503,031
			$ 8,503,031
Colombia — 0.3%
Patrimonio Autonomo Union Del Sur, 6.66%, 2/28/41(3)	COP	18,034,065	$ 5,087,231
			$ 5,087,231
Georgia — 0.1%
TBC Bank Group PLC, 22.00%, 6/5/28(3)	UZS	30,470,000	$ 2,560,359
			$ 2,560,359
Kazakhstan — 0.2%
Development Bank of Kazakhstan JSC, 13.00%, 4/15/27(3)	KZT	2,076,500	$ 4,277,576
			$ 4,277,576
Peru — 0.1%
Integratel Peru SAA, 7.375%, 4/10/27(3)(4)	PEN	24,500	$ 2,739,444
			$ 2,739,444
Supranational — 0.4%
Asian Development Bank, 14.50%, 6/26/28	UZS	14,946,700	$ 1,282,127
Corp. Andina de Fomento:
7.50%, 4/4/34(2)	INR	272,000	2,731,346
Security	Principal Amount (000's omitted)		Value
Supranational (continued)
Corp. Andina de Fomento: (continued)
8.25%, 4/26/34	INR	221,000	$ 2,317,509
European Bank for Reconstruction & Development, 17.35%, 3/1/27(2)	USD	601	624,248
			$ 6,955,230
Uzbekistan — 2.7%
Heritage Lending Group BV, 19.50%, 5/5/29	UZS	167,368,000	$ 14,011,737
Ipoteka-Bank ATIB:
17.50%, 10/9/28(2)	UZS	31,300,000	2,700,028
20.50%, 4/25/27(2)	UZS	25,170,000	2,184,533
JSCB Agrobank, 20.75%, 9/15/28	UZS	177,800,000	15,773,224
Uzbek Industrial & Construction Bank ATB:
19.95%, 4/25/28(2)	UZS	42,550,000	3,747,781
21.00%, 7/24/27(2)	UZS	155,110,000	13,607,995
			$ 52,025,298
Venezuela — 0.6%
Petroleos de Venezuela SA:
5.375%, 4/12/27(2)(4)	USD	3,858	$ 1,415,996
6.00%, 10/28/22(2)(4)	USD	532	194,180
6.00%, 5/16/24(2)(4)	USD	7,321	2,762,497
6.00%, 11/15/26(2)(4)	USD	10,180	3,858,137
9.00%, 11/17/21(2)(4)	USD	1,706	740,183
9.75%, 5/17/35(2)(4)	USD	2,498	1,137,430
12.75%, 2/17/22(2)(4)	USD	1,946	968,035
			$ 11,076,458
Total Foreign Corporate Bonds (identified cost $90,842,082)			$ 94,735,408

Senior Floating-Rate Loans — 0.5%(5)

Borrower/Description	Principal Amount (000’s omitted)		Value
Uzbekistan — 0.5%
Joint Stock Commercial Bank Agrobank, Term Loan, 17.25%, 7/21/28(6)	UZS	112,280,000	$ 9,398,427
Total Senior Floating-Rate Loans (identified cost $9,287,798)			$ 9,398,427

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Sovereign Government Bonds — 61.5%

Security	Principal Amount (000's omitted)		Value
Albania — 1.4%
Albanian Government Bonds:
3.70%, 1/10/28	ALL	16,000	$ 197,774
3.85%, 10/7/26	ALL	47,200	583,706
3.90%, 1/22/30	ALL	79,200	980,307
4.05%, 2/7/32	ALL	106,400	1,291,013
4.30%, 7/10/27	ALL	383,300	4,763,607
4.70%, 2/23/27	ALL	91,000	1,131,017
4.95%, 7/22/29	ALL	699,000	8,937,870
5.25%, 1/26/29	ALL	567,800	7,275,187
5.59%, 2/19/40	ALL	40,900	500,843
6.13%, 7/25/34	ALL	38,700	511,712
			$ 26,173,036
Angola — 0.1%
Angola Government International Bonds:
9.125%, 11/26/49(2)	USD	691	$ 650,147
9.244%, 1/15/31(2)	USD	454	476,106
			$ 1,126,253
Armenia — 2.0%
Republic of Armenia Treasury Bonds:
7.40%, 4/29/29	AMD	1,064,100	$ 2,909,917
8.60%, 4/29/30	AMD	1,955,842	5,529,121
9.00%, 10/29/35	AMD	4,207,412	12,094,972
9.60%, 10/29/33	AMD	4,512,022	13,395,300
9.75%, 10/29/50	AMD	792,413	2,351,307
9.75%, 10/29/52	AMD	862,400	2,540,896
			$ 38,821,513
Barbados — 0.2%
Barbados Government International Bonds, 8.00%, 6/26/35(2)	USD	4,454	$ 4,726,807
			$ 4,726,807
Bosnia and Herzegovina — 0.0%†
Republic of Srpska Treasury Bonds:
1.50%, 9/25/26	BAM	36	$ 21,289
1.50%, 9/26/27	BAM	22	12,675
			$ 33,964
Security	Principal Amount (000's omitted)		Value
Brazil — 2.6%
Brazil Letras do Tesouro Nacional, 0.00%, 4/1/27	BRL	124,000	$ 22,506,929
Brazil Notas do Tesouro Nacional:
6.00%, 5/15/35(7)	BRL	28,572	23,637,267
10.00%, 1/1/27	BRL	22,375	4,351,988
			$ 50,496,184
China — 1.2%
China Government Bonds, 1.88%, 4/25/55	CNY	165,540	$ 23,194,975
			$ 23,194,975
Colombia — 5.2%
Colombia TES:
3.00%, 3/25/33	COP	4,052,968	$ 1,062,478
5.00%, 3/20/41	COP	8,653,275	2,436,615
6.50%, 1/22/31	COP	28,041,708	8,970,146
7.00%, 3/26/31	COP	26,830,600	6,966,782
7.00%, 6/30/32	COP	1,610,000	402,169
7.25%, 10/18/34	COP	1,378,000	329,198
11.75%, 1/24/35	COP	119,419,600	37,007,370
12.50%, 2/27/30	COP	62,921,500	19,887,683
13.25%, 2/9/33	COP	67,064,800	22,197,146
			$ 99,259,587
Congo — 0.2%
DRC International Bonds, 9.50%, 4/16/37(2)	USD	3,025	$ 3,164,261
			$ 3,164,261
Czech Republic — 0.3%
Czech Republic Government Bonds, 4.50%, 11/11/32	CZK	108,140	$ 5,101,386
			$ 5,101,386
Dominican Republic — 0.2%
Dominican Republic Bonds:
10.50%, 3/15/37(2)	DOP	62,000	$ 1,156,411
10.75%, 6/1/36(2)	DOP	23,100	434,612
11.25%, 9/15/35(3)	DOP	112,750	2,182,789
11.25%, 9/15/35(2)	DOP	32,900	636,929
13.625%, 2/3/33(2)	DOP	14,000	291,823
			$ 4,702,564
Egypt — 0.9%
Egypt Government Bonds:
19.98%, 5/20/30	EGP	826,542	$ 15,336,784

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Egypt (continued)
Egypt Government Bonds: (continued)
24.458%, 10/1/27	EGP	67,835	$ 1,301,866
			$ 16,638,650
Ethiopia — 0.8%
Ethiopia Government International Bonds:
6.625%, 12/11/24(2)(4)	USD	13,254	$ 14,335,990
6.625%, 12/11/24(3)(4)	USD	781	844,757
			$ 15,180,747
Gabon — 0.1%
Gabon Government International Bonds, 9.375%, 8/5/33(2)(8)	USD	1,530	$ 1,408,104
			$ 1,408,104
Georgia — 0.0%†
Georgia Treasury Bonds:
8.25%, 8/28/29	GEL	259	$ 99,409
9.75%, 1/27/27	GEL	431	166,147
			$ 265,556
Ghana — 0.1%
Republic of Ghana Government Bonds:
8.50%, (5.00% cash and 3.50% PIK), 2/15/28	GHS	3,296	$ 267,836
8.65%, (5.00% cash and 3.65% PIK), 2/13/29	GHS	12,454	995,729
9.10%, (5.00% cash and 4.10% PIK), 2/10/32	GHS	4,872	338,425
			$ 1,601,990
Guatemala — 0.0%†
Guatemala Government International Bonds, 6.60%, 6/13/36(2)	USD	822	$ 854,880
			$ 854,880
Hungary — 1.5%
Hungary Government Bonds:
3.00%, 10/27/38	HUF	7,154,370	$ 17,543,725
3.00%, 4/25/41	HUF	2,898,150	6,853,552
4.00%, 4/28/51	HUF	292,850	721,281
7.00%, 10/24/35	HUF	989,290	3,446,054
			$ 28,564,612
India — 2.1%
India Government Bonds:
6.48%, 10/6/35	INR	1,631,940	$ 16,672,205
Security	Principal Amount (000's omitted)		Value
India (continued)
India Government Bonds: (continued)
7.24%, 8/18/55	INR	2,316,300	$ 23,784,467
			$ 40,456,672
Indonesia — 4.3%
Indonesia Treasury Bonds:
5.875%, 3/15/31	IDR	208,920,000	$ 10,967,249
6.375%, 4/15/32	IDR	50,050,000	2,645,761
6.50%, 4/15/36	IDR	276,439,000	14,515,329
6.75%, 7/15/35	IDR	166,600,000	8,902,184
7.125%, 6/15/38	IDR	163,285,000	8,847,717
7.125%, 8/15/40	IDR	196,492,000	10,742,731
7.50%, 6/15/35	IDR	232,094,000	12,985,540
7.50%, 5/15/38	IDR	139,015,000	7,817,875
7.50%, 4/15/40	IDR	25,124,000	1,401,717
8.25%, 5/15/36	IDR	77,825,000	4,598,829
			$ 83,424,932
Kazakhstan — 3.4%
Kazakhstan Government Bonds:
5.00%, 4/18/28	KZT	1,303,110	$ 2,339,027
5.50%, 9/20/28	KZT	34,685	60,536
5.50%, 4/24/32	KZT	565,995	801,078
7.22%, 12/10/28	KZT	377,330	672,592
7.68%, 8/13/29	KZT	490,529	862,094
7.90%, 12/20/38	KZT	459,962	635,661
8.44%, 5/10/31	KZT	207,531	350,066
8.66%, 4/4/33	KZT	2,905,555	4,717,085
10.55%, 7/28/29	KZT	1,919,221	3,650,870
10.69%, 8/23/33	KZT	399,269	711,167
11.05%, 1/28/37	KZT	141,907	251,359
14.00%, 5/12/31	KZT	2,593,730	5,295,612
14.00%, 5/19/32	KZT	52,027	107,864
14.00%, 2/13/35	KZT	2,481,392	5,211,904
14.10%, 5/22/38	KZT	6,178,609	13,096,646
14.45%, 6/5/33	KZT	218,432	471,600
14.50%, 3/6/34	KZT	75,467	160,230
14.60%, 3/6/32	KZT	36,548	77,045
14.94%, 6/18/31	KZT	1,149,906	2,481,835
15.10%, 3/12/34	KZT	3,072,489	6,798,232
15.18%, 2/5/32	KZT	4,822,360	10,503,369
16.95%, 10/9/30	KZT	2,942,315	6,683,399
			$ 65,939,271

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Lebanon — 0.5%
Lebanon Government International Bonds:
5.80%, 4/14/20(2)(4)	USD	4,252	$ 1,139,483
6.00%, 1/27/23(2)(4)	USD	2,092	560,965
6.10%, 10/4/22(2)(4)	USD	5,064	1,357,266
6.15%, 6/19/20(2)(4)	USD	1,043	279,941
6.20%, 2/26/25(2)(4)	USD	1,119	299,990
6.25%, 5/27/22(2)(4)	USD	873	235,437
6.25%, 11/4/24(2)(4)	USD	1,035	277,174
6.25%, 6/12/25(2)(4)	USD	623	168,086
6.375%, 3/9/20(2)(4)	USD	2,062	553,356
6.40%, 5/26/23(2)(4)	USD	6,373	1,714,895
6.60%, 11/27/26(2)(4)	USD	465	126,542
6.65%, 4/22/24(2)(4)	USD	1,742	467,662
6.65%, 11/3/28(2)(4)	USD	576	158,704
6.65%, 2/26/30(2)(4)	USD	42	11,588
6.75%, 11/29/27(2)(4)	USD	644	177,049
6.85%, 3/23/27(2)(4)	USD	703	193,473
6.85%, 5/25/29(2)(4)	USD	1,146	315,958
7.00%, 12/3/24(2)(4)	USD	118	31,907
7.00%, 3/20/28(2)(4)	USD	1,532	421,604
7.00%, 4/22/31(2)(4)	USD	497	137,450
7.00%, 3/23/32(2)(4)	USD	647	179,660
7.05%, 11/2/35(2)(4)	USD	30	8,519
7.25%, 3/23/37(2)(4)	USD	674	191,333
8.20%, 5/17/33(2)(4)	USD	103	29,433
8.25%, 4/12/21(2)(4)	USD	1,657	475,878
			$ 9,513,353
Malaysia — 0.2%
Malaysia Government Bonds, 3.757%, 5/22/40	MYR	17,415	$ 4,174,554
			$ 4,174,554
Mexico — 8.8%
Mexican Bonos:
7.50%, 5/26/33	MXN	161,360	$ 8,663,486
7.75%, 5/29/31	MXN	296,089	16,617,253
7.75%, 11/23/34	MXN	577,544	30,828,291
7.75%, 11/13/42	MXN	318,000	15,501,884
8.00%, 2/21/36	MXN	421,214	22,522,926
8.00%, 7/31/53	MXN	201,119	9,765,359
8.50%, 3/2/28	MXN	400,000	23,516,845
8.50%, 3/1/29	MXN	389,604	22,841,208
8.50%, 11/18/38	MXN	354,748	19,070,821
			$ 169,328,073
Security	Principal Amount (000's omitted)		Value
Mongolia — 0.1%
Mongolia Government International Bonds:
6.625%, 2/25/30(3)	USD	200	$ 205,022
6.625%, 2/25/30(2)	USD	2,000	2,050,225
			$ 2,255,247
Montenegro — 0.4%
Montenegro Government International Bonds, 4.875%, 4/1/32(2)	EUR	5,762	$ 6,682,068
			$ 6,682,068
Mozambique — 0.1%
Mozambique International Bonds, 9.00%, 9/15/31(2)	USD	2,504	$ 2,275,723
			$ 2,275,723
Paraguay — 0.1%
Paraguay Government Bonds, 8.50%, 3/4/35(2)	PYG	9,285,000	$ 1,507,209
			$ 1,507,209
Peru — 2.8%
Peru Government Bonds:
5.35%, 8/12/40	PEN	15,335	$ 3,934,139
5.40%, 8/12/34	PEN	9,879	2,835,798
6.714%, 2/12/55	PEN	3,500	1,061,027
6.85%, 8/12/35(2)(3)	PEN	28,472	8,805,736
6.90%, 8/12/37	PEN	50,078	15,100,528
7.60%, 8/12/39(2)(3)	PEN	68,632	21,665,998
			$ 53,403,226
Poland — 1.7%
Republic of Poland Government Bonds, 2.00%, 8/25/36(7)	PLN	136,911	$ 33,050,018
			$ 33,050,018
Romania — 2.7%
Romania Government Bonds:
2.50%, 10/25/27	RON	70,650	$ 14,863,904
4.15%, 1/26/28	RON	21,190	4,519,579
4.25%, 4/28/36	RON	53,945	9,769,833
5.80%, 7/26/27	RON	16,020	3,507,911
6.75%, 4/25/35	RON	17,515	3,838,363
7.10%, 7/31/34	RON	30,115	6,742,962
7.20%, 10/30/33	RON	15,050	3,377,906
7.25%, 7/30/40	RON	3,710	828,016
7.90%, 2/24/38	RON	9,130	2,146,128

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Romania (continued)
Romania Government Bonds: (continued)
8.75%, 10/30/28	RON	6,025	$ 1,388,169
			$ 50,982,771
Serbia — 0.4%
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	255,910	$ 2,401,612
7.00%, 10/26/31	RSD	581,800	6,153,590
			$ 8,555,202
South Africa — 9.0%
Republic of South Africa Government Bonds:
8.00%, 1/31/30	ZAR	201,829	$ 12,254,855
8.25%, 3/31/32	ZAR	261,204	15,809,089
8.50%, 1/31/37	ZAR	419,861	24,758,047
8.75%, 1/31/44	ZAR	321,767	18,557,595
8.75%, 2/28/48	ZAR	227,694	13,086,889
8.875%, 2/28/35	ZAR	747,894	46,057,605
9.00%, 1/31/40	ZAR	579,320	34,511,362
10.00%, 3/31/33	ZAR	131,100	8,579,329
			$ 173,614,771
Sri Lanka — 0.7%
Sri Lanka Government Bonds:
9.00%, 6/1/33	LKR	110,000	$ 283,362
9.00%, 11/1/33	LKR	161,000	410,946
10.25%, 9/15/34	LKR	1,018,000	2,747,665
10.35%, 10/15/29	LKR	60,000	175,315
11.00%, 10/15/28	LKR	975,000	2,922,463
11.00%, 9/15/29	LKR	90,000	268,045
11.00%, 12/15/29	LKR	759,000	2,255,974
11.00%, 5/15/30	LKR	27,000	79,645
11.00%, 10/15/30	LKR	531,000	1,555,271
11.25%, 3/15/31	LKR	25,000	73,419
11.50%, 12/15/32	LKR	591,000	1,728,855
			$ 12,500,960
Suriname — 0.9%
Suriname Government International Bonds:
7.70%, 11/6/30(3)	USD	2,570	$ 2,640,675
7.70%, 11/6/30(2)	USD	2,678	2,751,645
8.50%, 11/6/35(3)	USD	9,790	10,524,250
8.50%, 11/6/35(2)	USD	1,651	1,774,825
			$ 17,691,395
Security	Principal Amount (000's omitted)		Value
Thailand — 1.9%
Thailand Government Bonds:
2.98%, 6/17/45	THB	720,000	$ 21,385,860
3.30%, 6/17/38	THB	383,618	12,582,810
3.35%, 6/17/33	THB	60,000	1,971,922
			$ 35,940,592
Turkey — 0.6%
Turkiye Government Bonds:
17.30%, 7/19/28	TRY	200,000	$ 3,061,894
17.80%, 7/13/33	TRY	10,000	123,633
26.20%, 10/5/33	TRY	425,874	7,309,469
30.00%, 9/12/29	TRY	69,266	1,274,529
31.08%, 11/8/28	TRY	10,000	189,933
			$ 11,959,458
Uruguay — 0.0%†
Uruguay Government Bonds:
3.40%, 5/16/45	UYU	14,493	$ 384,656
3.875%, 7/2/40(7)	UYU	9,321	257,546
			$ 642,202
Uzbekistan — 2.3%
National Bank of Uzbekistan, 19.875%, 7/5/27(2)	UZS	50,140,000	$ 4,437,514
Republic of Uzbekistan Bonds:
12.25%, 4/13/29(2)	UZS	433,900,000	37,079,564
15.50%, 2/25/28(2)	UZS	24,000,000	2,140,212
			$ 43,657,290
Venezuela — 0.6%
Venezuela Government International Bonds:
6.00%, 12/9/20(2)(4)	USD	638	$ 271,707
7.00%, 3/31/38(2)(4)	USD	300	131,550
7.65%, 4/21/25(2)(4)	USD	3,088	1,398,895
7.75%, 10/13/19(2)(4)	USD	1,450	670,989
8.25%, 10/13/24(2)(4)	USD	4,089	1,903,517
9.00%, 5/7/23(2)(4)	USD	2,110	1,023,544
9.25%, 9/15/27(4)	USD	5,554	2,767,669
9.25%, 5/7/28(2)(4)	USD	4,134	2,020,590
9.375%, 1/13/34(4)	USD	335	164,656
11.75%, 10/21/26(2)(4)	USD	1,198	658,845
11.95%, 8/5/31(2)(4)	USD	862	473,449
12.75%, 8/23/22(2)(4)	USD	705	394,214
			$ 11,879,625

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Zambia — 1.1%
Zambia Government Bonds:
13.00%, 9/20/31(2)	ZMW	3,642	$ 181,727
13.00%, 6/26/33	ZMW	9,574	458,752
14.00%, 7/24/38	ZMW	3,687	170,191
14.50%, 2/16/28	ZMW	19,000	1,032,561
14.90%, 2/16/29	ZMW	35,500	1,919,266
14.98%, 2/16/31	ZMW	1,500	80,193
16.00%, 10/27/28	ZMW	10,300	567,463
16.00%, 11/24/28	ZMW	6,437	354,682
16.49%, 11/24/30	ZMW	14,805	828,700
16.60%, 2/16/36	ZMW	7,444	401,172
16.85%, 1/26/33	ZMW	15,021	829,037
16.95%, 12/22/32	ZMW	9,145	510,520
17.00%, 11/24/32	ZMW	12,884	713,588
17.50%, 11/24/35	ZMW	14,162	786,415
17.50%, 12/22/35	ZMW	14,625	812,439
17.59%, 2/16/41	ZMW	154,442	8,328,468
18.49%, 5/27/32	ZMW	3,642	217,759
18.79%, 1/26/41	ZMW	6,830	386,933
18.99%, 10/27/40	ZMW	12,701	726,097
18.99%, 11/24/40	ZMW	19,312	1,103,145
19.00%, 6/23/35	ZMW	6,437	372,076
19.00%, 8/18/35	ZMW	6,437	375,647
19.00%, 9/29/35	ZMW	2,253	131,274
22.50%, 11/25/34	ZMW	5,794	400,888
22.80%, 2/17/40	ZMW	607	39,949
26.50%, 4/30/39	ZMW	1,528	121,851
			$ 21,850,793
Total Sovereign Government Bonds (identified cost $1,128,460,336)			$1,182,600,474

Short-Term Investments — 25.5%

Affiliated Fund — 4.3%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(9)	82,819,200	$ 82,819,200
Total Affiliated Fund (identified cost $82,819,200)		$ 82,819,200

Sovereign Government Securities — 10.8%

Security	Principal Amount (000's omitted)		Value
Albania — 0.1%
Albanian Treasury Bills, 0.00%, 1/28/27	ALL	174,740	$ 2,122,268
			$ 2,122,268
Egypt — 3.6%
Egypt Treasury Bills:
0.00%, 9/22/26	EGP	44,750	$ 851,232
0.00%, 10/20/26	EGP	59,650	1,113,889
0.00%, 1/19/27	EGP	119,325	2,099,671
0.00%, 3/16/27	EGP	3,799,300	64,521,814
0.00%, 4/20/27	EGP	89,475	1,487,190
			$ 70,073,796
Hungary — 4.0%
National Bank of Hungary Bills, 0.00%, 8/6/26	HUF	24,206,000	$ 76,485,592
			$ 76,485,592
Nigeria — 3.1%
Nigeria OMO Bills:
0.00%, 8/25/26	NGN	3,966,069	$ 2,884,118
0.00%, 9/15/26	NGN	5,976,741	4,295,501
0.00%, 9/22/26	NGN	2,134,003	1,527,910
0.00%, 9/29/26	NGN	4,286,014	3,067,056
0.00%, 10/6/26	NGN	20,279,061	14,412,375
0.00%, 10/13/26	NGN	3,213,892	2,275,884
0.00%, 10/20/26	NGN	1,298,692	916,392
0.00%, 10/27/26	NGN	3,531,741	2,483,394
0.00%, 11/3/26	NGN	4,178,816	2,928,057
0.00%, 11/10/26	NGN	9,438,028	6,589,359
0.00%, 1/12/27	NGN	16,437,948	11,123,759
0.00%, 1/19/27	NGN	9,760,545	6,583,058
			$ 59,086,863
Total Sovereign Government Securities (identified cost $207,979,597)			$ 207,768,519

U.S. Treasury Obligations — 10.4%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 8/6/26	$23,697	$ 23,689,601
0.00%, 8/13/26(10)	28,170	28,141,830

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills: (continued)
0.00%, 9/3/26	$28,330	$ 28,241,401
0.00%, 9/10/26(10)	15,303	15,244,744
0.00%, 9/17/26	36,000	35,835,745
0.00%, 9/24/26(10)	37,000	36,802,689
0.00%, 10/8/26(10)	4,740	4,708,100
0.00%, 10/15/26(10)	3,260	3,235,692
0.00%, 10/29/26	13,900	13,776,661
0.00%, 11/5/26	11,100	10,992,779
Total U.S. Treasury Obligations (identified cost $200,623,687)		$ 200,669,242
Total Short-Term Investments (identified cost $491,422,484)		$ 491,256,961

Total Purchased Options and Swaptions — 0.2% (identified cost $3,740,389)	$ 2,993,945
Total Investments — 92.7% (identified cost $1,724,862,777)	$1,782,098,731
Total Written Options — (0.0)%† (premiums received $789,936)	$ (673,789)
Other Assets, Less Liabilities — 7.3%	$ 141,825,114
Net Assets — 100.0%	$1,923,250,056

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)
Security whose performance is linked to the price of an underlying security issued by the United Republic of Tanzania. The investment is subject to credit risk of the issuing financial institution (Absa Bank Ltd.)
in addition to the market risk of the underlying security.

(2)
Security exempt from registration under Regulation S of the Securities
Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933, as amended. At July 31, 2026, the aggregate value of these securities is $184,635,370 or 9.6% of the Portfolio's net assets.

(3)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $61,533,837 or 3.2% of the Portfolio's net assets.

(4)	Issuer is in default with respect to interest and/or principal payments and is non-income producing.
(5)
Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and
secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(6)	Fixed-rate loan.
(7)
Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(8)	When-issued security.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2026.
(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.1%
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put COP	HSBC Bank USA, N.A.	USD	13,940,000	COP	4,060.00	8/20/26	$98
Put USD vs. Call CLP	Bank of America, N.A.	USD	1,213,698	CLP	875.00	10/26/26	161,149
Put USD vs. Call CLP	Bank of America, N.A.	USD	11,185,000	CLP	886.00	1/27/27	143,940
Put USD vs. Call CNH	Bank of America, N.A.	USD	17,000,000	CNH	6.60	11/4/26	10,183
Put USD vs. Call CNH	Barclays Bank PLC	USD	16,000,000	CNH	6.60	11/4/26	9,584
Put USD vs. Call CNH	Barclays Bank PLC	USD	9,000,000	CNH	6.60	11/10/26	7,101
Put USD vs. Call CNH	Citibank, N.A.	USD	10,000,000	CNH	6.60	11/4/26	5,990
Put USD vs. Call CNH	Goldman Sachs International	USD	15,000,000	CNH	6.60	11/4/26	8,985
Put USD vs. Call CNH	Goldman Sachs International	USD	7,500,000	CNH	6.60	11/10/26	5,917

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Purchased Currency Options (OTC) (continued)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call INR	Bank of America, N.A.	USD	500,000	INR	92.00	9/30/26	$12,319
Put USD vs. Call INR	Bank of America, N.A.	USD	370,000	INR	92.00	10/1/26	9,330
Put USD vs. Call INR	Barclays Bank PLC	USD	11,000,000	INR	94.00	9/10/26	14,146
Put USD vs. Call INR	Barclays Bank PLC	USD	300,000	INR	92.00	9/30/26	7,392
Put USD vs. Call INR	Barclays Bank PLC	USD	150,600	INR	92.00	10/1/26	3,797
Put USD vs. Call INR	Goldman Sachs International	USD	10,000,000	INR	94.00	9/10/26	12,860
Put USD vs. Call INR	Goldman Sachs International	USD	10,400,000	INR	95.00	10/16/26	50,960
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	590,000	INR	92.00	9/30/26	14,537
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	11,000,000	INR	95.00	10/16/26	53,900
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	24,100,000	INR	85.50	1/25/29	24,004
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,900,000	INR	85.50	1/25/29	12,848
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	12,500,000	INR	85.50	1/30/29	12,587
Put USD vs. Call KRW	Bank of America, N.A.	USD	10,700,000	KRW	1,440.00	9/8/26	110,178
Put USD vs. Call KRW	Barclays Bank PLC	USD	7,000,000	KRW	1,420.00	9/17/26	64,253
Put USD vs. Call KRW	Barclays Bank PLC	USD	8,000,000	KRW	1,425.00	10/1/26	97,088
Put USD vs. Call KRW	Barclays Bank PLC	USD	4,332,000	KRW	1,450.00	12/18/26	127,829
Put USD vs. Call KRW	Citibank, N.A.	USD	7,000,000	KRW	1,440.00	9/10/26	72,814
Put USD vs. Call KRW	Citibank, N.A.	USD	8,000,000	KRW	1,420.00	9/22/26	77,720
Put USD vs. Call KRW	Goldman Sachs International	USD	7,000,000	KRW	1,420.00	9/21/26	66,682
Put USD vs. Call KRW	Goldman Sachs International	USD	10,900,000	KRW	1,440.00	1/20/27	111,082
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	7,000,000	KRW	1,440.00	9/8/26	72,079
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	7,000,000	KRW	1,420.00	9/28/26	72,149
Put USD vs. Call KRW	JPMorgan Chase Bank, N.A.	USD	16,100,000	KRW	1,440.00	1/20/27	164,075
Put USD vs. Call KRW	Standard Chartered Bank	USD	5,000,000	KRW	1,440.00	9/14/26	52,795
Total							$1,670,371

Purchased Interest Rate Swaptions (OTC) — 0.1%
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 6/11/32 to receive 3-month ZAR-JIBAR and pay 8.02%	JPMorgan Chase Bank, N.A.	ZAR	315,750,000	6/11/27	$319,552
Option to enter into interest rate swap expiring 6/11/32 to receive 6-month PLN-WIBOR and pay 4.88%	JPMorgan Chase Bank, N.A.	PLN	60,571,000	6/9/27	174,896
Option to enter into interest rate swap expiring 6/14/32 to receive 3-month ZAR-JIBAR and pay 7.86%	JPMorgan Chase Bank, N.A.	ZAR	220,547,000	6/14/27	263,750
Option to enter into interest rate swap expiring 6/15/32 to receive 6-month PLN-WIBOR and pay 4.77%	Bank of America, N.A.	PLN	22,538,000	6/11/27	76,299
Option to enter into interest rate swap expiring 6/23/32 to receive 6-month PLN-WIBOR and pay 4.47%	JPMorgan Chase Bank, N.A.	PLN	30,738,000	6/21/27	196,270
Option to enter into interest rate swap expiring 6/9/32 to receive 3-month ZAR-JIBAR and pay 8.09%	JPMorgan Chase Bank, N.A.	ZAR	314,647,000	6/9/27	292,807
Total					$1,323,574

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Written Currency Options (OTC) — (0.0)%†
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call EUR vs. Put HUF	BNP Paribas	EUR	659,000	HUF	414.70	7/18/28	$(16,444)
Call EUR vs. Put HUF	JPMorgan Chase Bank, N.A.	EUR	3,470,000	HUF	397.40	6/7/28	(117,890)
Call EUR vs. Put HUF	JPMorgan Chase Bank, N.A.	EUR	3,470,000	HUF	400.76	6/8/28	(109,579)
Call EUR vs. Put HUF	JPMorgan Chase Bank, N.A.	EUR	4,659,000	HUF	397.40	6/29/28	(163,782)
Call EUR vs. Put HUF	JPMorgan Chase Bank, N.A.	EUR	1,317,000	HUF	399.60	7/13/28	(45,026)
Call HUF vs. Put EUR	BNP Paribas	EUR	659,000	HUF	351.90	7/18/28	(9,863)
Call HUF vs. Put EUR	JPMorgan Chase Bank, N.A.	EUR	3,470,000	HUF	348.10	6/7/28	(40,955)
Call HUF vs. Put EUR	JPMorgan Chase Bank, N.A.	EUR	3,470,000	HUF	350.40	6/8/28	(46,345)
Call HUF vs. Put EUR	JPMorgan Chase Bank, N.A.	EUR	4,659,000	HUF	350.30	6/29/28	(63,111)
Call HUF vs. Put EUR	JPMorgan Chase Bank, N.A.	EUR	1,317,000	HUF	353.10	7/13/28	(20,827)
Call USD vs. Put INR	Barclays Bank PLC	USD	11,000,000	INR	100.00	9/10/26	(2,882)
Call USD vs. Put INR	Goldman Sachs International	USD	10,000,000	INR	100.00	9/10/26	(2,620)
Call USD vs. Put INR	Goldman Sachs International	USD	10,400,000	INR	100.50	10/16/26	(9,516)
Call USD vs. Put INR	JPMorgan Chase Bank, N.A.	USD	11,000,000	INR	100.00	10/16/26	(13,244)
Call USD vs. Put KRW	Barclays Bank PLC	USD	4,332,000	KRW	1,600.00	12/18/26	(11,705)
Total							$(673,789)

† Amount is less than 0.05% or (0.05)%, as applicable.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	551,943,478	USD	105,987,257	8/4/26	$2,895,589
BRL	357,825,540	USD	69,594,877	8/4/26	993,987
BRL	181,805,000	USD	35,468,838	8/4/26	396,149
BRL	53,195,005	USD	10,377,960	8/4/26	115,910
BRL	13,000,000	USD	2,496,332	8/4/26	68,200
BRL	32,708,000	USD	6,404,543	8/4/26	47,821
BRL	9,460,000	USD	1,839,912	8/4/26	26,279
BRL	84,000,000	USD	16,832,149	8/4/26	(261,324)
USD	24	BRL	122	8/4/26	(1)
USD	1,170,469	BRL	6,000,000	8/4/26	(13,161)
USD	1,545,556	BRL	8,000,000	8/4/26	(32,618)
USD	3,211,227	BRL	16,460,000	8/4/26	(35,866)
USD	2,125,604	BRL	11,000,000	8/4/26	(44,385)
USD	2,322,035	BRL	12,000,000	8/4/26	(45,225)
USD	4,638,129	BRL	24,000,000	8/4/26	(96,392)
USD	10,214,801	BRL	53,195,005	8/4/26	(279,070)
USD	10,050,743	BRL	52,562,462	8/4/26	(318,345)
USD	10,176,176	BRL	53,327,538	8/4/26	(343,840)
USD	40,966,417	BRL	210,000,000	8/4/26	(460,646)
USD	24,738,757	BRL	128,290,000	8/4/26	(569,233)
USD	34,911,207	BRL	181,805,000	8/4/26	(953,780)
USD	102,871,827	BRL	527,297,018	8/4/26	(1,148,969)

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
PEN	33,000,000	USD	9,744,574	8/11/26	$(36,979)
PEN	22,000,000	USD	6,546,645	8/11/26	(74,915)
CLP	4,073,901,675	USD	4,368,262	8/31/26	14,260
CLP	6,589,497,847	USD	7,204,787	9/16/26	(115,137)
CLP	23,694,500,000	USD	25,906,954	9/16/26	(414,009)
COP	309,629,012,187	USD	85,298,424	9/16/26	11,872,680
COP	2,933,928,427	USD	808,256	9/16/26	112,501
EUR	130,826	USD	149,664	9/16/26	1,454
EUR	1,222,639	USD	1,413,421	9/16/26	(1,136)
EUR	1,420,873	USD	1,642,588	9/16/26	(1,320)
EUR	1,452,652	USD	1,679,325	9/16/26	(1,350)
EUR	4,346,786	USD	5,025,062	9/16/26	(4,039)
EUR	7,037,280	USD	8,135,383	9/16/26	(6,538)
EUR	302,786,453	USD	350,033,494	9/16/26	(281,324)
IDR	269,503,910,000	USD	14,899,185	9/16/26	(11,470)
IDR	47,000,000,000	USD	2,613,289	9/16/26	(16,953)
INR	15,288,925,776	USD	159,206,575	9/16/26	432,453
INR	1,017,663,537	USD	10,597,130	9/16/26	28,785
INR	679,797,363	USD	7,078,863	9/16/26	19,228
INR	72,000,000	USD	758,597	9/16/26	(6,811)
INR	126,000,000	USD	1,326,883	9/16/26	(11,256)
INR	144,000,000	USD	1,516,300	9/16/26	(12,727)
INR	341,000,000	USD	3,592,878	9/16/26	(32,332)
KRW	14,706,000,000	USD	9,704,369	9/16/26	490,909
KRW	9,097,000,000	USD	5,999,472	9/16/26	307,235
KRW	7,329,000,000	USD	4,819,491	9/16/26	261,509
KRW	7,107,000,000	USD	4,675,504	9/16/26	251,590
KRW	2,314,000,000	USD	1,518,773	9/16/26	85,462
PEN	30,000,000	USD	8,782,201	9/16/26	30,751
PEN	85,000,000	USD	24,951,565	9/16/26	18,467
PEN	124,857,218	USD	36,702,201	9/16/26	(23,511)
TWD	21,356,661	USD	673,648	9/16/26	(11,486)
TWD	22,467,950	USD	710,341	9/16/26	(13,724)
TWD	31,524,043	USD	992,977	9/16/26	(15,576)
TWD	25,249,079	USD	799,736	9/16/26	(16,890)
TWD	33,183,194	USD	1,046,473	9/16/26	(17,630)
TWD	34,570,985	USD	1,092,871	9/16/26	(21,000)
TWD	40,861,892	USD	1,289,222	9/16/26	(22,302)
TWD	52,194,300	USD	1,644,070	9/16/26	(25,790)
TWD	56,321,077	USD	1,781,016	9/16/26	(34,785)
TWD	57,240,968	USD	1,809,687	9/16/26	(34,935)
TWD	78,315,819	USD	2,470,959	9/16/26	(42,783)
TWD	99,549,581	USD	3,139,236	9/16/26	(52,709)
TWD	114,482,116	USD	3,611,868	9/16/26	(62,358)

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
TWD	162,262,335	USD	5,119,348	9/16/26	$(88,415)
USD	3,633,307	CLP	3,254,680,000	9/16/26	131,592
USD	4,633,720	CLP	4,238,000,000	9/16/26	74,050
USD	157,653	CLP	144,188,976	9/16/26	2,519
USD	77,106	COP	276,000,000	9/16/26	(9,512)
USD	75,043	COP	271,000,000	9/16/26	(10,005)
USD	205,596	COP	746,302,166	9/16/26	(28,617)
USD	667,691	COP	2,390,000,000	9/16/26	(82,364)
USD	650,746	COP	2,350,000,000	9/16/26	(86,756)
USD	789,698	COP	2,813,103,000	9/16/26	(93,140)
USD	1,157,114	COP	4,045,849,000	9/16/26	(112,598)
USD	1,090,096	COP	3,902,000,000	9/16/26	(134,471)
USD	1,062,516	COP	3,837,000,000	9/16/26	(141,653)
USD	1,769,462	COP	6,198,424,000	9/16/26	(175,794)
USD	1,525,873	COP	5,587,138,000	9/16/26	(227,542)
USD	1,778,851	COP	6,457,140,625	9/16/26	(247,598)
USD	2,181,310	COP	7,808,000,000	9/16/26	(269,080)
USD	2,126,139	COP	7,678,000,000	9/16/26	(283,453)
USD	2,587,869	COP	9,437,000,000	9/16/26	(373,752)
USD	2,786,541	COP	10,109,569,000	9/16/26	(386,153)
USD	2,904,723	COP	10,544,000,000	9/16/26	(404,308)
USD	7,451,269	COP	26,194,936,000	9/16/26	(769,507)
USD	5,812,559	COP	21,099,300,000	9/16/26	(809,050)
USD	10,546,008	COP	38,492,930,000	9/16/26	(1,534,257)
USD	15,132,560	COP	54,167,000,000	9/16/26	(1,866,709)
USD	14,750,058	COP	53,266,000,000	9/16/26	(1,966,450)
USD	40,322,234	COP	146,367,692,089	9/16/26	(5,612,448)
USD	78,899,316	EUR	68,249,594	9/16/26	63,412
USD	67,919,917	EUR	58,752,180	9/16/26	54,588
USD	32,661,390	EUR	28,252,801	9/16/26	26,250
USD	29,287,419	EUR	25,334,243	9/16/26	23,539
USD	26,039,546	EUR	22,524,764	9/16/26	20,928
USD	11,557,978	EUR	9,997,898	9/16/26	9,289
USD	8,785,910	EUR	7,600,000	9/16/26	7,061
USD	7,454,243	EUR	6,448,079	9/16/26	5,991
USD	6,529,291	EUR	5,647,976	9/16/26	5,248
USD	3,918,298	EUR	3,389,412	9/16/26	3,149
USD	3,129,538	EUR	2,707,117	9/16/26	2,515
USD	2,498,943	EUR	2,161,639	9/16/26	2,008
USD	268,233	EUR	232,028	9/16/26	216
USD	1,661,832	EUR	1,452,652	9/16/26	(16,143)
USD	5,905,817	IDR	106,668,497,590	9/16/26	13,322
USD	4,027,636	IDR	72,692,789,650	9/16/26	12,000
USD	6,988,833	IDR	126,322,453,090	9/16/26	10,631

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	5,251,925	IDR	94,904,381,080	9/16/26	$9,294
USD	17,752,366	IDR	322,738,010,000	9/16/26	(76,064)
USD	21,438,818	INR	2,044,410,000	9/16/26	92,150
USD	2,651,050	INR	254,585,599	9/16/26	(7,201)
USD	16,647,327	INR	1,597,644,000	9/16/26	(34,442)
USD	26,345,385	INR	2,530,000,000	9/16/26	(71,562)
USD	9,572,890	INR	926,560,000	9/16/26	(101,769)
USD	9,056,377	KRW	13,849,310,000	9/16/26	(544,981)
USD	16,668,272	PEN	56,703,795	9/16/26	10,678
USD	12,162,828	PEN	41,376,723	9/16/26	7,791
USD	5,737,970	PEN	19,520,000	9/16/26	3,676
USD	5,965,541	PEN	20,324,000	9/16/26	(4,941)
USD	3,120,314	PEN	10,654,000	9/16/26	(9,459)
USD	6,445,564	PEN	22,000,000	9/16/26	(17,267)
USD	3,539,764	PEN	12,129,000	9/16/26	(23,313)
USD	6,463,586	PEN	22,099,000	9/16/26	(28,328)
USD	4,223,177	PEN	14,490,000	9/16/26	(33,479)
USD	5,813,241	PEN	19,915,000	9/16/26	(37,091)
USD	13,124,543	PEN	44,840,000	9/16/26	(47,883)
USD	22,478,715	TWD	723,410,000	9/16/26	49,439
IDR	35,718,020,000	USD	1,980,978	9/17/26	(8,053)
IDR	45,199,679,280	USD	2,505,914	9/17/26	(9,260)
IDR	92,446,640,000	USD	5,122,549	9/17/26	(16,156)
IDR	81,941,340,000	USD	4,542,707	9/17/26	(16,585)
IDR	112,062,385,520	USD	6,213,606	9/17/26	(23,715)
IDR	361,533,923,581	USD	20,046,239	9/17/26	(76,509)
IDR	413,956,836,343	USD	22,952,971	9/17/26	(87,603)
IDR	143,377,256,061	USD	8,417,419	9/17/26	(497,816)
IDR	1,263,386,042,253	USD	74,246,947	9/17/26	(4,462,408)
USD	26,801,751	IDR	456,058,591,580	9/17/26	1,610,845
USD	24,895,510	IDR	423,622,000,000	9/17/26	1,496,276
USD	14,073,795	IDR	239,479,700,000	9/17/26	845,867
USD	13,072,814	IDR	222,447,000,000	9/17/26	785,705
USD	8,765,485	IDR	149,074,600,000	9/17/26	531,183
USD	8,011,518	IDR	136,299,160,060	9/17/26	482,882
USD	8,271,447	IDR	143,377,256,061	9/17/26	351,844
USD	1,274,709	IDR	21,690,444,608	9/17/26	76,613
USD	1,184,003	IDR	20,147,000,000	9/17/26	71,161
USD	3,077,401	IDR	54,893,148,140	9/17/26	45,317
USD	3,853,201	IDR	69,247,421,100	9/17/26	28,243
USD	1,632,922	IDR	29,136,220,234	9/17/26	23,550
USD	3,843,198	IDR	69,175,646,600	9/17/26	22,204
USD	811,374	IDR	14,539,986,101	9/17/26	8,241
USD	752,768	IDR	13,493,031,045	9/17/26	7,465

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,229,278	IDR	22,352,085,000	9/17/26	$(5,364)
USD	1,231,708	IDR	22,420,440,000	9/17/26	(6,710)
USD	2,267,737	IDR	41,286,415,000	9/17/26	(12,764)
USD	2,784,861	IDR	50,651,060,000	9/17/26	(12,906)
BRL	527,297,018	USD	101,471,239	10/2/26	1,146,353
BRL	210,000,000	USD	40,409,872	10/2/26	458,355
BRL	16,460,000	USD	3,167,506	10/2/26	35,784
BRL	6,000,000	USD	1,154,568	10/2/26	13,096
USD	10,236,665	BRL	53,195,005	10/2/26	(115,647)
USD	34,985,934	BRL	181,805,000	10/2/26	(395,247)
TWD	25,790,000	USD	808,236	10/8/26	(8,715)
TWD	25,806,000	USD	809,726	10/8/26	(9,709)
TWD	34,784,000	USD	1,089,724	10/8/26	(11,378)
TWD	40,830,000	USD	1,281,343	10/8/26	(15,563)
TWD	38,000,000	USD	1,203,745	10/8/26	(25,699)
TWD	39,810,000	USD	1,262,699	10/8/26	(28,541)
TWD	54,680,000	USD	1,733,122	10/8/26	(37,976)
TWD	67,270,000	USD	2,132,861	10/8/26	(47,409)
TWD	44,752,600	USD	1,398,519	10/13/26	(11,191)
TWD	89,506,600	USD	2,797,431	10/13/26	(22,732)
TWD	134,259,200	USD	4,186,703	10/13/26	(24,677)
TWD	152,579,190	USD	4,759,577	10/13/26	(29,632)
TWD	119,913,100	USD	3,749,042	10/13/26	(31,744)
TWD	160,514,800	USD	5,010,967	10/13/26	(35,019)
TWD	236,174,510	USD	7,382,299	10/13/26	(60,905)
TWD	63,683,338	USD	2,017,984	10/22/26	(43,951)
TWD	117,046,662	USD	3,706,471	10/22/26	(78,303)
USD	4,358,279	CLP	4,073,901,675	10/28/26	(26,826)
CLP	3,234,395,744	USD	3,462,703	10/30/26	18,854
USD	22,624,847	BRL	124,000,000	4/2/27	(621,427)
					$(2,539,932)

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	2,640,919,385	USD	5,573,794	Citibank, N.A.	8/3/26	$ —	$(5,700)
KZT	2,311,708,615	USD	4,878,978	Deutsche Bank AG	8/3/26	—	(4,989)
KZT	4,952,628,000	USD	9,340,766	ICBC Standard Bank plc	8/3/26	1,101,318	—
TRY	522,629,468	USD	10,976,843	Standard Chartered Bank	8/3/26	21,541	—
USD	5,554,685	KZT	2,640,919,385	Citibank, N.A.	8/3/26	—	(13,410)
USD	4,583,995	KZT	2,311,708,615	Deutsche Bank AG	8/3/26	—	(289,994)

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	11,018,876	TRY	522,629,468	Standard Chartered Bank	8/3/26	$20,492	$ —
USD	11,278,693	ZAR	185,856,226	Citibank, N.A.	8/3/26	29,167	—
TRY	1,070,599,253	USD	22,489,162	Standard Chartered Bank	8/4/26	23,414	—
KZT	1,926,000,000	USD	3,678,380	Deutsche Bank AG	8/6/26	379,339	—
EUR	257,042	USD	293,604	Barclays Bank PLC	8/7/26	2,839	—
EUR	25,080,000	USD	28,593,683	BNP Paribas	8/7/26	330,722	—
EUR	428,642	USD	489,370	BNP Paribas	8/7/26	4,976	—
EUR	4,927,049	USD	5,623,167	Societe Generale	8/7/26	59,128	—
EUR	105,096	USD	119,944	Societe Generale	8/7/26	1,261	—
KZT	514,915,000	USD	894,913	Deutsche Bank AG	8/7/26	189,510	—
TRY	382,995,673	USD	8,034,397	Standard Chartered Bank	8/7/26	560	—
USD	1,355,964	KZT	643,947,057	Deutsche Bank AG	8/7/26	—	(204)
USD	72,382	KZT	35,895,822	Goldman Sachs International	8/7/26	—	(3,215)
KZT	2,640,919,385	USD	5,542,328	Citibank, N.A.	8/10/26	13,263	—
KZT	514,945,000	USD	894,492	Deutsche Bank AG	8/10/26	188,776	—
KZT	79,186,976	USD	169,049	Deutsche Bank AG	8/10/26	—	(2,466)
TRY	522,629,468	USD	10,960,039	Standard Chartered Bank	8/10/26	—	(21,048)
USD	2,319,768	KZT	1,152,112,715	Deutsche Bank AG	8/10/26	—	(103,883)
USD	2,249,841	KZT	1,121,982,073	Deutsche Bank AG	8/10/26	—	(110,426)
USD	4,129,789	KZT	2,051,059,710	Deutsche Bank AG	8/10/26	—	(184,939)
VND	16,348,886,000	USD	611,402	Citibank, N.A.	8/12/26	9,903	—
USD	764,929	UYU	30,832,000	Citibank, N.A.	8/21/26	—	(758)
GHS	1,613,000	USD	144,665	Standard Chartered Bank	8/24/26	—	(7,116)
VND	11,493,930,700	USD	429,519	Goldman Sachs International	8/26/26	6,888	—
USD	2,686,328	KZT	1,291,720,913	Deutsche Bank AG	8/27/26	—	(13,832)
USD	2,686,328	KZT	1,292,123,862	Deutsche Bank AG	8/27/26	—	(14,674)
USD	2,590,566	KZT	1,247,357,439	Deutsche Bank AG	8/31/26	—	(12,986)
USD	5,181,132	KZT	2,494,714,878	Deutsche Bank AG	8/31/26	—	(25,972)
GHS	1,645,129	USD	144,691	Standard Chartered Bank	9/1/26	—	(4,600)
EUR	10,648,464	PLN	46,443,277	Barclays Bank PLC	9/2/26	—	(138,275)
PLN	46,443,277	EUR	10,933,876	Barclays Bank PLC	9/2/26	—	(191,226)
EUR	10,918,643	PLN	47,738,492	Barclays Bank PLC	9/4/26	—	(171,996)
KZT	1,097,017,077	USD	2,054,724	Bank of America, N.A.	9/4/26	231,633	—
KZT	1,095,681,507	USD	2,054,724	Bank of America, N.A.	9/4/26	228,850	—
PLN	47,738,492	EUR	11,236,288	Barclays Bank PLC	9/4/26	—	(194,745)
USD	665,330	KZT	317,628,640	Deutsche Bank AG	9/4/26	3,342	—
USD	1,556,999	KZT	794,303,080	Deutsche Bank AG	9/4/26	—	(98,454)
EUR	21,835,109	PLN	95,091,901	Barclays Bank PLC	9/8/26	—	(239,517)
KZT	1,091,736,437	USD	2,048,670	Bank of America, N.A.	9/8/26	223,507	—
PLN	95,091,901	EUR	22,377,987	Barclays Bank PLC	9/8/26	—	(387,370)
USD	245,087	UYU	9,976,000	HSBC Bank USA, N.A.	9/8/26	—	(2,320)
EUR	16,022,181	PLN	69,760,576	Barclays Bank PLC	9/9/26	—	(170,746)
PLN	69,760,576	EUR	16,418,116	Barclays Bank PLC	9/9/26	—	(286,477)
KZT	1,725,761,095	USD	3,288,730	Deutsche Bank AG	9/14/26	295,511	—

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KZT	1,470,018,955	USD	2,811,819	Deutsche Bank AG	9/14/26	$241,270	$ —
USD	389,688	KZT	194,980,490	Citibank, N.A.	9/14/26	—	(15,268)
USD	992,843	KZT	496,521,000	Citibank, N.A.	9/14/26	—	(38,383)
USD	2,570,979	KZT	1,248,981,673	Deutsche Bank AG	9/14/26	—	(23,036)
USD	2,570,979	KZT	1,249,752,967	Deutsche Bank AG	9/14/26	—	(24,638)
USD	2,570,979	KZT	1,250,010,065	Deutsche Bank AG	9/14/26	—	(25,172)
USD	2,570,979	KZT	1,250,524,261	Deutsche Bank AG	9/14/26	—	(26,240)
EGP	31,467,000	USD	611,366	Goldman Sachs International	9/15/26	—	(7,156)
USD	524,887	EGP	31,467,000	Deutsche Bank AG	9/15/26	—	(79,323)
USD	26,619,365	MYR	107,300,000	Barclays Bank PLC	9/15/26	329,595	—
USD	1,865,092	MYR	7,518,000	Barclays Bank PLC	9/15/26	23,093	—
USD	18,408,589	MYR	74,240,000	Goldman Sachs International	9/15/26	218,911	—
CNH	5,648,783	USD	840,053	Citibank, N.A.	9/16/26	—	(1,007)
CNH	186,740,831	USD	27,770,982	Citibank, N.A.	9/16/26	—	(33,280)
CNH	336,565,326	USD	50,051,987	Citibank, N.A.	9/16/26	—	(59,980)
CNH	351,897,303	USD	52,263,740	Goldman Sachs International	9/16/26	5,614	—
CNH	195,247,736	USD	28,998,168	Goldman Sachs International	9/16/26	3,115	—
CNH	5,906,117	USD	877,176	Goldman Sachs International	9/16/26	94	—
CNH	503,174,160	USD	74,729,761	JPMorgan Chase Bank, N.A.	9/16/26	9,626	—
CNH	279,182,700	USD	41,463,290	JPMorgan Chase Bank, N.A.	9/16/26	5,341	—
CNH	8,445,100	USD	1,254,238	JPMorgan Chase Bank, N.A.	9/16/26	162	—
CZK	1,958,310,597	EUR	80,554,305	BNP Paribas	9/16/26	226,262	—
CZK	91,000,000	EUR	3,743,248	BNP Paribas	9/16/26	10,514	—
CZK	47,830,000	EUR	1,973,373	JPMorgan Chase Bank, N.A.	9/16/26	—	(1,296)
EUR	3,845,190	CZK	93,478,254	BNP Paribas	9/16/26	—	(10,800)
EUR	6,761,129	CZK	164,366,029	BNP Paribas	9/16/26	—	(18,991)
EUR	10,884,213	CZK	264,600,000	BNP Paribas	9/16/26	—	(30,572)
EUR	8,569,188	CZK	207,610,000	Citibank, N.A.	9/16/26	9,783	—
EUR	5,117,000	HUF	1,826,770,000	HSBC Bank USA, N.A.	9/16/26	147,985	—
EUR	23,217,953	HUF	8,259,007,658	JPMorgan Chase Bank, N.A.	9/16/26	765,494	—
EUR	26,029,870	HUF	9,290,711,400	Societe Generale	9/16/26	758,964	—
EUR	5,462,492	HUF	1,949,700,000	Societe Generale	9/16/26	159,272	—
EUR	17,110,169	HUF	6,095,542,342	UBS AG	9/16/26	535,182	—
EUR	15,730,628	PLN	68,305,062	Barclays Bank PLC	9/16/26	—	(112,891)
EUR	16,276,090	PLN	69,390,000	BNP Paribas	9/16/26	226,768	—
EUR	7,474,601	PLN	32,455,007	JPMorgan Chase Bank, N.A.	9/16/26	—	(53,379)
EUR	4,306,224	PLN	18,712,870	Societe Generale	9/16/26	—	(34,788)
EUR	6,028,714	PLN	26,207,061	Societe Generale	9/16/26	—	(51,124)
EUR	19,589,580	PLN	83,482,562	Standard Chartered Bank	9/16/26	281,999	—
EUR	18,983,570	PLN	80,900,000	Standard Chartered Bank	9/16/26	273,275	—
EUR	6,290,020	PLN	26,805,424	Standard Chartered Bank	9/16/26	90,547	—
EUR	7,291,686	RON	38,600,000	BNP Paribas	9/16/26	—	(38,064)
EUR	40,996,960	RON	217,025,606	BNP Paribas	9/16/26	—	(214,009)
EUR	6,084,282	RON	32,310,000	Deutsche Bank AG	9/16/26	—	(54,038)

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
HUF	4,212,462,901	EUR	11,764,356	Barclays Bank PLC	9/16/26	$ —	$(300,525)
HUF	452,746,579	EUR	1,268,463	JPMorgan Chase Bank, N.A.	9/16/26	—	(36,983)
HUF	32,319,129,044	EUR	90,548,796	Societe Generale	9/16/26	—	(2,640,169)
JPY	889,781	USD	5,598	Goldman Sachs International	9/16/26	14	—
KZT	1,718,525,888	USD	3,288,730	Deutsche Bank AG	9/16/26	278,001	—
KZT	857,865,234	USD	1,644,365	Deutsche Bank AG	9/16/26	136,100	—
PLN	12,640,000	EUR	2,933,809	Goldman Sachs International	9/16/26	—	(5,472)
PLN	13,110,000	EUR	3,050,266	Goldman Sachs International	9/16/26	—	(14,185)
PLN	6,500,000	EUR	1,525,256	Standard Chartered Bank	9/16/26	—	(21,957)
PLN	16,122,277	EUR	3,783,169	Standard Chartered Bank	9/16/26	—	(54,460)
PLN	88,138,374	EUR	20,682,088	Standard Chartered Bank	9/16/26	—	(297,726)
PLN	468,054,795	EUR	109,831,282	Standard Chartered Bank	9/16/26	—	(1,581,062)
RON	181,401,061	EUR	34,267,348	BNP Paribas	9/16/26	178,880	—
RON	5,000,000	EUR	944,519	BNP Paribas	9/16/26	4,931	—
RON	57,650,000	EUR	10,913,695	Deutsche Bank AG	9/16/26	29,829	—
RON	8,910,000	EUR	1,691,289	Standard Chartered Bank	9/16/26	—	(636)
THB	114,510,000	USD	3,438,374	Standard Chartered Bank	9/16/26	2,486	—
THB	348,036,230	USD	10,649,921	Standard Chartered Bank	9/16/26	—	(191,935)
THB	646,152,250	USD	19,758,957	Standard Chartered Bank	9/16/26	—	(343,014)
THB	472,631,662	USD	14,565,531	Standard Chartered Bank	9/16/26	—	(363,631)
THB	1,152,501,978	USD	35,128,005	Standard Chartered Bank	9/16/26	—	(496,983)
THB	1,309,661,100	USD	39,962,685	Standard Chartered Bank	9/16/26	—	(609,258)
USD	14,402,548	CNH	96,847,271	Citibank, N.A.	9/16/26	17,259	—
USD	8,661,470	CNH	58,242,450	Citibank, N.A.	9/16/26	10,380	—
USD	8,004,210	CNH	53,822,832	Citibank, N.A.	9/16/26	9,592	—
USD	6,472,757	CNH	43,524,856	Citibank, N.A.	9/16/26	7,757	—
USD	2,079,392	CNH	13,982,485	Citibank, N.A.	9/16/26	2,492	—
USD	19,291,103	CNH	129,840,000	Goldman Sachs International	9/16/26	5,212	—
USD	2,171,285	CNH	14,619,495	Goldman Sachs International	9/16/26	—	(233)
USD	6,758,782	CNH	45,507,594	Goldman Sachs International	9/16/26	—	(726)
USD	8,357,906	CNH	56,274,668	Goldman Sachs International	9/16/26	—	(898)
USD	9,044,219	CNH	60,895,684	Goldman Sachs International	9/16/26	—	(972)
USD	15,038,982	CNH	101,259,059	Goldman Sachs International	9/16/26	—	(1,615)
USD	3,104,637	CNH	20,904,300	JPMorgan Chase Bank, N.A.	9/16/26	—	(400)
USD	9,664,100	CNH	65,070,800	JPMorgan Chase Bank, N.A.	9/16/26	—	(1,245)
USD	11,950,618	CNH	80,466,500	JPMorgan Chase Bank, N.A.	9/16/26	—	(1,539)
USD	12,931,957	CNH	87,074,100	JPMorgan Chase Bank, N.A.	9/16/26	—	(1,666)
USD	21,503,610	CNH	144,789,185	JPMorgan Chase Bank, N.A.	9/16/26	—	(2,770)
USD	2,861,530	KZT	1,383,549,862	Bank of America, N.A.	9/16/26	—	(9,972)
USD	2,906,237	KZT	1,408,362,634	Bank of America, N.A.	9/16/26	—	(16,763)
USD	2,918,469	KZT	1,405,564,000	Deutsche Bank AG	9/16/26	1,278	—
USD	15,405,708	THB	501,600,000	Standard Chartered Bank	9/16/26	333,351	—
USD	10,865,950	THB	356,100,000	Standard Chartered Bank	9/16/26	165,659	—
USD	10,853,675	THB	356,100,000	Standard Chartered Bank	9/16/26	153,384	—

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,593,810	THB	85,004,610	Standard Chartered Bank	9/16/26	$39,544	$ —
USD	2,590,880	THB	85,004,603	Standard Chartered Bank	9/16/26	36,614	—
USD	1,076,831	THB	35,290,000	Standard Chartered Bank	9/16/26	16,417	—
USD	1,075,614	THB	35,290,000	Standard Chartered Bank	9/16/26	15,201	—
USD	1,014,852	UYU	41,000,000	Citibank, N.A.	9/16/26	—	(1,339)
USD	15,659,037	ZAR	258,883,023	Bank of America, N.A.	9/16/26	41,832	—
USD	9,812,852	ZAR	166,253,258	Bank of America, N.A.	9/16/26	—	(216,432)
USD	3,555,975	ZAR	58,677,214	Barclays Bank PLC	9/16/26	16,252	—
USD	2,134,639	ZAR	35,969,797	Barclays Bank PLC	9/16/26	—	(35,251)
USD	11,174,358	ZAR	185,856,226	BNP Paribas	9/16/26	—	(37,481)
USD	20,297,810	ZAR	336,600,000	Deutsche Bank AG	9/16/26	—	(7,697)
USD	34,914,040	ZAR	578,981,964	Deutsche Bank AG	9/16/26	—	(13,240)
USD	113,369,239	ZAR	1,880,010,021	Deutsche Bank AG	9/16/26	—	(42,992)
USD	14,782,064	ZAR	242,340,000	Goldman Sachs International	9/16/26	162,823	—
USD	7,433,247	ZAR	123,141,392	HSBC Bank USA, N.A.	9/16/26	4,701	—
USD	7,428,762	ZAR	123,141,392	HSBC Bank USA, N.A.	9/16/26	217	—
USD	41,432,164	ZAR	687,218,732	HSBC Bank USA, N.A.	9/16/26	—	(24,535)
USD	3,401,022	ZAR	57,598,000	HSBC Bank USA, N.A.	9/16/26	—	(73,597)
USD	6,720,671	ZAR	111,236,499	UBS AG	9/16/26	10,292	—
UYU	100,100,000	USD	2,443,549	HSBC Bank USA, N.A.	9/16/26	37,442	—
VND	16,489,097,930	USD	618,612	JPMorgan Chase Bank, N.A.	9/16/26	6,583	—
ZAR	2,092,514,735	USD	126,183,798	Deutsche Bank AG	9/16/26	47,852	—
ZAR	43,713,348	USD	2,636,023	Deutsche Bank AG	9/16/26	1,000	—
ZAR	191,299,607	USD	11,654,188	Standard Chartered Bank	9/16/26	—	(113,975)
MXN	2,921,772,495	USD	166,406,908	Goldman Sachs International	9/17/26	1,669,437	—
MXN	46,216,002	USD	2,632,191	Goldman Sachs International	9/17/26	26,407	—
MXN	44,180,000	USD	2,551,944	HSBC Bank USA, N.A.	9/17/26	—	(10,468)
MXN	34,030,000	USD	1,933,970	UBS AG	9/17/26	23,622	—
MXN	70,000,000	USD	4,040,637	UBS AG	9/17/26	—	(13,854)
MYR	4,580,000	USD	1,139,871	Barclays Bank PLC	9/17/26	—	(17,663)
MYR	19,000,000	USD	4,705,183	Barclays Bank PLC	9/17/26	—	(49,737)
MYR	18,000,000	USD	4,484,193	Barclays Bank PLC	9/17/26	—	(73,771)
MYR	67,000,000	USD	16,591,962	Barclays Bank PLC	9/17/26	—	(175,390)
MYR	75,583,045	USD	18,736,037	Barclays Bank PLC	9/17/26	—	(216,418)
MYR	61,000,000	USD	15,196,433	Barclays Bank PLC	9/17/26	—	(250,002)
MYR	71,000,000	USD	17,688,973	Barclays Bank PLC	9/17/26	—	(292,308)
MYR	268,895,250	USD	66,655,574	Barclays Bank PLC	9/17/26	—	(769,931)
MYR	247,000,000	USD	61,537,695	Barclays Bank PLC	9/17/26	—	(1,016,902)
USD	20,934,410	MXN	364,940,000	Citibank, N.A.	9/17/26	—	(58,936)
USD	373,396	MXN	6,556,095	Goldman Sachs International	9/17/26	—	(3,746)
USD	27,184,190	MXN	477,300,000	Goldman Sachs International	9/17/26	—	(272,719)
USD	154,994,740	MXN	2,721,397,641	Goldman Sachs International	9/17/26	—	(1,554,947)
USD	3,455,764	MXN	60,980,000	Standard Chartered Bank	9/17/26	—	(52,140)
USD	4,624,788	MYR	18,840,000	Barclays Bank PLC	9/17/26	8,546	—

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	6,700,488	MYR	27,340,000	Goldman Sachs International	9/17/26	$1,546	$ —
USD	1,030,208	UYU	41,538,000	Bank of America, N.A.	9/23/26	1,231	—
MNT	1,284,122,600	USD	335,280	JPMorgan Chase Bank, N.A.	9/28/26	17,330	—
USD	54,253	UYU	2,194,000	Deutsche Bank AG	9/28/26	—	(76)
MNT	1,323,083,000	USD	344,822	JPMorgan Chase Bank, N.A.	10/5/26	18,036	—
USD	1,174,837	UZS	14,318,913,000	Deutsche Bank AG	10/5/26	—	(12,755)
UZS	14,318,913,000	USD	889,374	Deutsche Bank AG	10/5/26	298,219	—
USD	646,966	UZS	7,887,808,991	Deutsche Bank AG	10/7/26	—	(7,060)
UZS	7,887,808,991	USD	489,926	Deutsche Bank AG	10/7/26	164,099	—
VND	8,140,479,280	USD	305,953	Citibank, N.A.	10/9/26	2,187	—
VND	34,076,204,217	USD	1,281,301	Goldman Sachs International	10/13/26	8,087	—
RUB	118,401,000	USD	1,477,980	Deutsche Bank AG	10/14/26	—	(25,376)
KZT	1,660,336,000	USD	2,718,520	Deutsche Bank AG	10/15/26	693,912	—
USD	5,361,582	KZT	2,601,171,591	Deutsche Bank AG	10/15/26	15,482	—
USD	1,093,902	KZT	534,917,939	Deutsche Bank AG	10/15/26	—	(5,497)
USD	2,570,979	KZT	1,254,894,926	Deutsche Bank AG	10/15/26	—	(8,164)
USD	2,570,979	KZT	1,256,951,709	Deutsche Bank AG	10/15/26	—	(12,391)
USD	2,570,979	KZT	1,257,208,807	Deutsche Bank AG	10/15/26	—	(12,919)
USD	3,047,035	KZT	1,490,000,000	Deutsche Bank AG	10/15/26	—	(15,312)
VND	20,885,415,291	USD	784,724	JPMorgan Chase Bank, N.A.	10/16/26	5,322	—
UGX	1,121,932,248	USD	295,790	Standard Chartered Bank	10/20/26	430	—
UGX	1,094,598,259	USD	294,012	Standard Chartered Bank	10/20/26	—	(5,009)
USD	450,384	UGX	1,661,917,000	Standard Chartered Bank	10/20/26	11,593	—
USD	145,803	UGX	554,613,507	Standard Chartered Bank	10/20/26	—	(630)
UGX	1,405,145,372	USD	370,360	Standard Chartered Bank	10/21/26	579	—
UGX	2,543,759,518	USD	674,117	Standard Chartered Bank	10/21/26	—	(2,600)
USD	450,384	UGX	1,675,429,000	Standard Chartered Bank	10/21/26	8,094	—
USD	602,480	UGX	2,273,475,890	Standard Chartered Bank	10/21/26	2,314	—
VND	23,305,986,582	USD	879,139	Standard Chartered Bank	10/22/26	1,970	—
GHS	4,159,848	USD	361,729	Standard Chartered Bank	10/23/26	—	(10,695)
KZT	1,644,105,000	USD	2,697,465	Deutsche Bank AG	10/23/26	673,018	—
UGX	1,673,177,000	USD	441,006	Standard Chartered Bank	10/23/26	553	—
USD	450,384	UGX	1,673,177,000	Standard Chartered Bank	10/23/26	8,825	—
KZT	2,513,643,000	USD	4,154,095	Deutsche Bank AG	10/27/26	992,436	—
USD	4,267,558	KZT	2,059,523,241	Deutsche Bank AG	10/27/26	50,809	—
USD	2,133,779	KZT	1,031,895,399	Deutsche Bank AG	10/27/26	21,036	—
USD	2,133,779	KZT	1,034,029,178	Deutsche Bank AG	10/27/26	16,667	—
KZT	1,478,011,000	USD	2,705,741	Bank of America, N.A.	11/2/26	314,645	—
KZT	528,673,641	USD	894,492	Deutsche Bank AG	11/3/26	185,535	—
UGX	298,593,000	USD	78,598	Standard Chartered Bank	11/3/26	68	—
UGX	3,056,768,000	USD	829,516	Standard Chartered Bank	11/3/26	—	(24,194)
USD	900,768	UGX	3,355,361,000	Standard Chartered Bank	11/3/26	16,779	—
UGX	838,840,000	USD	221,213	Standard Chartered Bank	11/6/26	—	(348)
USD	225,192	UGX	838,840,000	Standard Chartered Bank	11/6/26	4,327	—

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ZMW	7,997,000	USD	329,501	Societe Generale	11/6/26	$93,248	$ —
UGX	2,031,139,536	USD	535,356	Standard Chartered Bank	11/10/26	—	(1,034)
UGX	1,334,129,464	USD	360,089	Standard Chartered Bank	11/10/26	—	(9,126)
USD	450,384	UGX	1,682,184,000	Standard Chartered Bank	11/10/26	7,860	—
USD	450,384	UGX	1,683,085,000	Standard Chartered Bank	11/10/26	7,623	—
KES	89,687,000	USD	676,883	Standard Chartered Bank	11/12/26	11,247	—
UGX	1,691,192,000	USD	447,184	Standard Chartered Bank	11/12/26	—	(2,488)
USD	647,560	KES	89,687,000	Standard Chartered Bank	11/12/26	—	(40,570)
USD	450,384	UGX	1,691,192,000	Standard Chartered Bank	11/12/26	5,688	—
UGX	857,982,000	USD	226,023	Standard Chartered Bank	11/13/26	—	(468)
USD	225,192	UGX	857,982,000	Standard Chartered Bank	11/13/26	—	(363)
UGX	1,756,498,000	USD	462,845	Standard Chartered Bank	11/16/26	—	(1,386)
USD	450,384	UGX	1,756,498,000	Bank of America, N.A.	11/16/26	—	(11,075)
TRY	448,541,940	USD	8,116,268	Standard Chartered Bank	11/19/26	506,726	—
USD	8,173,075	TRY	448,541,940	Standard Chartered Bank	11/19/26	—	(449,919)
GHS	4,345,683	USD	363,656	Societe Generale	12/7/26	205	—
GHS	2,528,000	USD	216,997	Standard Chartered Bank	12/11/26	—	(5,480)
KZT	885,901,658	USD	1,644,365	Deutsche Bank AG	12/14/26	142,108	—
KZT	855,069,814	USD	1,584,196	Deutsche Bank AG	12/14/26	140,103	—
KZT	744,471,565	USD	1,383,390	Deutsche Bank AG	12/14/26	117,881	—
MYR	16,000,000	USD	3,874,092	Barclays Bank PLC	12/16/26	55,685	—
MYR	7,050,000	USD	1,721,822	Barclays Bank PLC	12/16/26	9,736	—
MYR	22,000,000	USD	5,333,463	State Street Bank and Trust Company	12/16/26	69,980	—
NGN	2,398,197,000	USD	1,616,398	JPMorgan Chase Bank, N.A.	12/16/26	60,270	—
USD	1,652,789	NGN	2,398,197,000	Citibank, N.A.	12/16/26	—	(23,879)
KZT	1,264,085,881	USD	2,378,337	Deutsche Bank AG	12/17/26	168,365	—
RUB	159,289,000	USD	1,927,435	ICBC Standard Bank plc	1/13/27	—	(28,724)
NGN	891,546,000	USD	555,480	Standard Chartered Bank	1/21/27	61,263	—
USD	608,149	NGN	891,546,000	Bank of America, N.A.	1/21/27	—	(8,595)
USD	1,196,159	EUR	984,630	State Street Bank and Trust Company	1/25/27	52,798	—
KES	227,771,000	USD	1,692,207	Citibank, N.A.	2/3/27	41,401	—
USD	676,879	KES	95,440,000	Citibank, N.A.	2/3/27	—	(49,532)
USD	294,570	KES	39,767,000	JPMorgan Chase Bank, N.A.	2/3/27	—	(8,104)
USD	676,885	KES	92,564,000	JPMorgan Chase Bank, N.A.	2/3/27	—	(27,637)
KES	90,871,000	USD	676,879	Standard Chartered Bank	2/18/27	12,876	—
USD	674,112	KES	90,871,000	Standard Chartered Bank	2/18/27	—	(15,643)
KES	90,702,000	USD	676,881	Standard Chartered Bank	2/24/27	10,843	—
USD	663,263	KES	90,702,000	Standard Chartered Bank	2/24/27	—	(24,461)
KES	93,025,000	USD	692,671	Standard Chartered Bank	3/2/27	11,900	—
USD	662,100	KES	93,025,000	Standard Chartered Bank	3/2/27	—	(42,472)
KES	93,683,000	USD	692,671	Standard Chartered Bank	3/8/27	16,115	—
USD	669,164	KES	93,683,000	Standard Chartered Bank	3/8/27	—	(39,622)
GHS	1,687,000	USD	145,432	Standard Chartered Bank	3/11/27	—	(6,303)
KZT	713,943,000	USD	1,291,036	Deutsche Bank AG	3/11/27	110,786	—

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,370,985	UZS	42,133,946,000	Deutsche Bank AG	3/11/27	$ —	$(36,914)
UZS	28,096,455,000	USD	2,147,226	Deutsche Bank AG	3/11/27	125,286	—
UZS	14,037,491,000	USD	1,073,613	Deutsche Bank AG	3/11/27	61,774	—
USD	2,248,326	UZS	28,101,823,000	Deutsche Bank AG	3/12/27	—	(24,285)
UZS	14,064,332,000	USD	1,073,613	Deutsche Bank AG	3/12/27	63,777	—
UZS	14,037,491,000	USD	1,073,613	Deutsche Bank AG	3/12/27	61,607	—
NGN	2,968,805,000	USD	1,953,161	JPMorgan Chase Bank, N.A.	3/15/27	65,874	—
USD	1,981,846	NGN	2,968,805,000	Standard Chartered Bank	3/15/27	—	(37,189)
USD	3,362,385	UZS	42,053,354,248	Deutsche Bank AG	3/17/27	—	(35,981)
UZS	20,471,041,723	USD	1,570,467	Deutsche Bank AG	3/17/27	83,815	—
UZS	10,227,668,525	USD	785,234	Deutsche Bank AG	3/17/27	41,273	—
UZS	7,571,699,000	USD	580,875	Deutsche Bank AG	3/17/27	31,001	—
UZS	2,064,207,000	USD	158,480	Deutsche Bank AG	3/17/27	8,330	—
UZS	1,718,738,000	USD	131,957	Deutsche Bank AG	3/17/27	6,936	—
USD	3,533,243	UZS	44,193,806,109	Deutsche Bank AG	3/18/27	—	(37,568)
UZS	20,510,303,406	USD	1,570,467	Deutsche Bank AG	3/18/27	86,743	—
UZS	10,255,151,703	USD	785,234	Deutsche Bank AG	3/18/27	43,371	—
UZS	8,952,234,000	USD	685,470	Deutsche Bank AG	3/18/27	37,861	—
UZS	4,476,117,000	USD	342,735	Deutsche Bank AG	3/18/27	18,930	—
USD	1,133,134	UZS	14,175,503,521	Deutsche Bank AG	3/19/27	—	(12,062)
UZS	14,175,503,521	USD	1,081,274	Deutsche Bank AG	3/19/27	63,922	—
USD	2,043,869	UZS	25,583,110,000	Deutsche Bank AG	3/24/27	—	(21,388)
UZS	25,583,110,000	USD	1,942,234	Deutsche Bank AG	3/24/27	123,023	—
RUB	331,705,000	USD	3,854,865	ICBC Standard Bank plc	4/13/27	—	(5,628)
USD	485,615	UZS	6,186,729,000	Deutsche Bank AG	10/25/27	—	(2,212)
UZS	6,186,729,000	USD	344,953	Deutsche Bank AG	10/25/27	142,874	—
						$17,506,426	$(17,200,173)

Forward Volatility Agreements (OTC)
Reference Entity	Counterparty	Strike Volatility Rate	Expiration Date(1)	Notional Amount (000s omitted)	Value/Unrealized Appreciation (Depreciation)
EUR vs. HUF, 1 year term	BNP Paribas	7.80%	6/15/27	$7,650	$47,522
EUR vs. HUF, 1 year term	JPMorgan Chase Bank, N.A.	8.11	6/11/27	3,575	12,417
					$59,939

(1)	At the expiration date, the Portfolio will purchase from the counterparty an option straddle expiring in 12 months with a strike rate to be determined on this date.

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Non-Deliverable Bond Forward Contracts[1]
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
8/10/26	COP	2,145,400	Republic of Colombia, 11.75%, 1/24/35	Goldman Sachs International	$679,996	$(12,580)
8/25/26	COP	18,000,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	5,705,193	7,172
9/1/26	COP	3,686,000	Republic of Colombia, 12.50%, 2/27/30	Bank of America, N.A.	1,168,297	(16,182)
9/3/26	COP	56,900,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	18,034,751	(75,205)
						$(96,795)

[1]	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(61)	Short	9/8/26	$(8,007,749)	$53,460
U.S. 5-Year Treasury Note	(86)	Short	9/30/26	(9,113,984)	54,325
U.S. 10-Year Treasury Note	(212)	Short	9/21/26	(22,896,000)	251,364
U.S. Long Treasury Bond	(4)	Short	9/21/26	(433,250)	7,249
					$366,398

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	88,800	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.06% (pays upon termination)	1/4/27	$ (2,297,424)	$ —	$(2,297,424)
BRL	34,300	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.47% (pays upon termination)	1/4/27	(778,353)	—	(778,353)
BRL	66,680	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.78% (pays upon termination)	1/4/27	89,315	—	89,315
BRL	37,684	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.33% (pays upon termination)	1/2/29	(1,199,710)	—	(1,199,710)
BRL	28,020	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.89% (pays upon termination)	1/2/29	(535,438)	—	(535,438)

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	67,456	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.61% (pays upon termination)	1/2/29	$ (529,465)	$ —	$(529,465)
BRL	90,100	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.61% (pays upon termination)	1/2/29	(712,857)	—	(712,857)
BRL	108,100	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.96% (pays upon termination)	1/2/29	(707,383)	—	(707,383)
BRL	37,010	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.02% (pays upon termination)	1/2/29	(319,970)	—	(319,970)
BRL	26,045	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.20% (pays upon termination)	1/2/29	(177,127)	—	(177,127)
BRL	19,090	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.20% (pays upon termination)	1/2/29	(90,452)	—	(90,452)
BRL	38,790	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.40% (pays upon termination)	1/2/29	(223,788)	—	(223,788)
BRL	48,206	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.51% (pays upon termination)	1/2/29	(274,679)	—	(274,679)
BRL	60,900	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.99% (pays upon termination)	1/2/29	(9,671)	—	(9,671)
BRL	14,252	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.97% (pays upon termination)	1/2/31	(168,353)	—	(168,353)
BRL	16,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.03% (pays upon termination)	1/2/31	(181,046)	—	(181,046)
BRL	15,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/31	(218,811)	—	(218,811)
BRL	15,160	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.13% (pays upon termination)	1/2/31	(182,734)	—	(182,734)
BRL	21,574	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.30% (pays upon termination)	1/2/31	(220,530)	—	(220,530)
BRL	36,700	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.46% (pays upon termination)	1/2/31	(308,696)	—	(308,696)
CLP	2,647,200	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.55% (pays semi-annually)	12/18/29	(42,927)	—	(42,927)
CLP	13,630,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.75% (pays semi-annually)	6/18/30	(167,350)	—	(167,350)
CLP	4,255,590	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.75% (pays semi-annually)	9/17/30	(56,549)	—	(56,549)

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	3,675,200	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.80% (pays semi-annually)	12/17/30	$ (49,464)	$ —	$(49,464)
CLP	4,923,300	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.72% (pays semi-annually)	3/18/31	(92,199)	—	(92,199)
CLP	4,477,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.73% (pays semi-annually)	3/18/31	(82,520)	—	(82,520)
CLP	3,362,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.08% (pays semi-annually)	7/1/31	(176,750)	—	(176,750)
CLP	7,785,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.97% (pays semi-annually)	9/16/31	90,268	—	90,268
CNY	215,650	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	12/21/27	503,877	—	503,877
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	130,313	—	130,313
CNY	95,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.48% (pays quarterly)	9/20/28	334,029	—	334,029
CNY	62,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.49% (pays quarterly)	9/20/28	223,090	—	223,090
CNY	38,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.38% (pays quarterly)	12/20/28	137,280	—	137,280
CNY	38,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.21% (pays quarterly)	3/20/29	122,013	—	122,013
CNY	40,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.03% (pays quarterly)	9/19/29	117,253	—	117,253
CNY	20,230	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.44% (pays quarterly)	3/19/30	258	—	258
CNY	21,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.46% (pays quarterly)	3/19/30	2,903	—	2,903
CNY	13,670	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.49% (pays quarterly)	3/19/30	4,418	—	4,418
CNY	23,850	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	8,030	—	8,030
CNY	10,170	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	3,699	—	3,699
CNY	19,890	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	7,448	—	7,448

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	10,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.50% (pays quarterly)	3/19/30	$ 3,875	$ —	$3,875
CNY	13,460	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.51% (pays quarterly)	3/19/30	5,622	—	5,622
CNY	10,150	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	4,513	—	4,513
CNY	14,340	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	3/19/30	6,353	—	6,353
CNY	50,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.66% (pays quarterly)	3/19/30	61,236	—	61,236
CNY	61,070	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.39% (pays quarterly)	6/18/30	(16,681)	—	(16,681)
CNY	33,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.44% (pays quarterly)	6/18/30	544	—	544
CNY	17,460	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.48% (pays quarterly)	6/18/30	3,734	—	3,734
CNY	25,113	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.49% (pays quarterly)	6/18/30	6,384	—	6,384
CNY	15,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	6/18/30	12,156	—	12,156
CNY	27,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.46% (pays quarterly)	9/17/30	1,588	—	1,588
CNY	64,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.56% (pays quarterly)	9/17/30	45,132	—	45,132
CNY	20,670	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.60% (pays quarterly)	9/17/30	19,822	—	19,822
CNY	85,210	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.61% (pays quarterly)	9/17/30	86,821	—	86,821
CNY	40,250	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.57% (pays quarterly)	12/17/30	29,847	—	29,847
CNY	68,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	58,859	—	58,859
CNY	31,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	27,880	—	27,880
CNY	96,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	84,834	—	84,834

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	32,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	$ 28,982	$ —	$28,982
CNY	54,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.59% (pays quarterly)	12/17/30	48,242	—	48,242
CNY	79,604	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.64% (pays quarterly)	12/17/30	94,779	—	94,779
CNY	48,180	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.66% (pays quarterly)	12/17/30	64,836	—	64,836
CNY	21,948	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.60% (pays quarterly)	3/18/31	22,049	—	22,049
CNY	54,570	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.61% (pays quarterly)	3/18/31	57,790	—	57,790
CNY	99,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.62% (pays quarterly)	3/18/31	108,209	—	108,209
CNY	72,852	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	83,494	—	83,494
CNY	36,520	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	41,904	—	41,904
CNY	29,137	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	33,631	—	33,631
CNY	129,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.63% (pays quarterly)	3/18/31	153,522	—	153,522
CNY	93,340	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.52% (pays quarterly)	6/17/31	40,758	—	40,758
CNY	66,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.58% (pays quarterly)	6/17/31	54,165	—	54,165
CNY	26,619	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.45% (pays quarterly)	9/16/31	(3,670)	—	(3,670)
CNY	18,457	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.45% (pays quarterly)	9/16/31	(1,769)	—	(1,769)
CNY	25,487	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.45% (pays quarterly)	9/16/31	(3,241)	—	(3,241)
CNY	49,857	Pays	7-day China Fixing Repo Rates (pays quarterly)	1.46% (pays quarterly)	9/16/31	(4,387)	—	(4,387)
COP	95,000,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.45% (pays quarterly)	3/18/31	(111,368)	—	(111,368)

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	56,112,700	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.57% (pays quarterly)	3/18/31	$ 11,166	$26,924	$38,090
COP	11,608,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.20% (pays quarterly)	9/16/31	30,114	—	30,114
COP	12,000,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.38% (pays quarterly)	3/18/36	8,520	—	8,520
COP	13,000,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.56% (pays quarterly)	3/18/36	53,600	—	53,600
COP	17,900,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.75% (pays quarterly)	3/18/36	138,292	—	138,292
CZK	110,000	Pays	6-month CZK PRIBOR (pays semi-annually)	5.39% (pays annually)	3/15/28	123,105	—	123,105
CZK	53,900	Pays	6-month CZK PRIBOR (pays semi-annually)	4.61% (pays annually)	6/21/28	14,313	—	14,313
CZK	49,200	Pays	6-month CZK PRIBOR (pays semi-annually)	4.15% (pays annually)	9/20/28	43,269	—	43,269
CZK	593,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.65% (pays annually)	6/19/29	(602,699)	—	(602,699)
CZK	52,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.59% (pays annually)	9/17/30	(38,163)	—	(38,163)
CZK	102,800	Pays	6-month CZK PRIBOR (pays semi-annually)	3.64% (pays annually)	9/17/30	(64,149)	—	(64,149)
CZK	58,100	Pays	6-month CZK PRIBOR (pays semi-annually)	3.76% (pays annually)	9/17/30	(20,844)	—	(20,844)
CZK	110,000	Pays	6-month CZK PRIBOR (pays semi-annually)	3.88% (pays annually)	9/17/30	(9,917)	—	(9,917)
CZK	76,360	Pays	6-month CZK PRIBOR (pays semi-annually)	3.79% (pays annually)	12/17/30	(30,378)	—	(30,378)
CZK	95,590	Pays	6-month CZK PRIBOR (pays semi-annually)	3.86% (pays annually)	12/17/30	(24,592)	—	(24,592)
CZK	105,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.00% (pays annually)	12/17/30	5,616	—	5,616
CZK	93,350	Pays	6-month CZK PRIBOR (pays semi-annually)	3.60% (pays annually)	3/18/31	(167,798)	—	(167,798)
CZK	145,459	Pays	6-month CZK PRIBOR (pays semi-annually)	3.64% (pays annually)	3/18/31	(247,883)	—	(247,883)
CZK	223,900	Pays	6-month CZK PRIBOR (pays semi-annually)	3.83% (pays annually)	3/18/31	(290,877)	—	(290,877)
CZK	85,500	Pays	6-month CZK PRIBOR (pays semi-annually)	4.29% (pays annually)	6/17/31	(35,307)	—	(35,307)
CZK	136,300	Receives	6-month CZK PRIBOR (pays semi-annually)	4.35% (pays annually)	9/16/31	53,033	—	53,033
CZK	262,900	Pays	6-month CZK PRIBOR (pays semi-annually)	4.36% (pays annually)	9/16/31	(96,326)	—	(96,326)
CZK	31,235	Pays	6-month CZK PRIBOR (pays semi-annually)	3.54% (pays annually)	3/20/34	(100,542)	—	(100,542)

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CZK	246,212	Pays	6-month CZK PRIBOR (pays semi-annually)	3.56% (pays annually)	12/18/34	$ (643,030)	$ —	$(643,030)
CZK	170,764	Receives	6-month CZK PRIBOR (pays semi-annually)	4.62% (pays annually)	6/17/36	(481)	—	(481)
HUF	1,660,000	Pays	6-month HUF BUBOR (pays semi-annually)	6.20% (pays annually)	12/17/30	328,919	—	328,919
HUF	1,519,000	Receives	6-month HUF BUBOR (pays semi-annually)	5.16% (pays annually)	9/16/31	22,974	—	22,974
HUF	3,071,300	Pays	6-month HUF BUBOR (pays semi-annually)	6.19% (pays annually)	12/18/34	930,492	—	930,492
INR	1,636,353	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.23% (pays semi-annually)	3/20/29	72,052	—	72,052
INR	1,530,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	12/18/29	(142,287)	—	(142,287)
INR	1,940,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.01% (pays semi-annually)	12/18/29	(126,131)	—	(126,131)
INR	1,018,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.28% (pays semi-annually)	12/18/29	21,566	—	21,566
INR	476,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	3/19/30	(43,530)	—	(43,530)
INR	3,069,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	3/19/30	(260,364)	—	(260,364)
INR	77,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.06% (pays semi-annually)	3/19/30	(3,388)	—	(3,388)
INR	559,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.07% (pays semi-annually)	3/19/30	(22,364)	—	(22,364)
INR	150,900	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.08% (pays semi-annually)	3/19/30	(5,427)	—	(5,427)
INR	700,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.21% (pays semi-annually)	3/19/30	5,948	—	5,948
INR	902,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.81% (pays semi-annually)	6/18/30	(148,699)	—	(148,699)
INR	1,080,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.95% (pays semi-annually)	6/18/30	(121,860)	—	(121,860)
INR	554,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.68% (pays semi-annually)	9/17/30	(124,085)	—	(124,085)
INR	1,050,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.69% (pays semi-annually)	9/17/30	(232,185)	—	(232,185)
INR	469,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.71% (pays semi-annually)	9/17/30	(100,558)	—	(100,558)
INR	797,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.74% (pays semi-annually)	9/17/30	(160,823)	—	(160,823)
INR	1,310,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.77% (pays semi-annually)	9/17/30	(247,001)	—	(247,001)
INR	978,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.71% (pays semi-annually)	12/17/30	(234,685)	—	(234,685)
INR	910,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.74% (pays semi-annually)	12/17/30	(209,455)	—	(209,455)
INR	496,350	Pays	1-day INR FBIL MIBOR (pays semi-annually)	5.93% (pays semi-annually)	3/18/31	(77,740)	—	(77,740)

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
INR	1,864,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.03% (pays semi-annually)	3/18/31	$ (208,710)	$ —	$(208,710)
INR	2,061,300	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.12% (pays semi-annually)	3/18/31	(150,131)	—	(150,131)
INR	462,240	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.44% (pays semi-annually)	9/16/31	(3,062)	—	(3,062)
INR	507,000	Receives	1-day INR FBIL MIBOR (pays semi-annually)	6.45% (pays semi-annually)	9/16/31	(4,664)	—	(4,664)
KRW	8,267,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.37% (pays quarterly)	3/18/31	(134,391)	—	(134,391)
KRW	12,415,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.38% (pays quarterly)	3/18/31	(201,431)	—	(201,431)
KRW	6,497,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.38% (pays quarterly)	3/18/31	(104,205)	—	(104,205)
KRW	6,200,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	3/18/31	(98,641)	—	(98,641)
KRW	9,067,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.41% (pays quarterly)	3/18/31	(137,499)	—	(137,499)
KRW	10,880,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.44% (pays quarterly)	3/18/31	(155,105)	—	(155,105)
KRW	9,862,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.44% (pays quarterly)	3/18/31	(139,194)	—	(139,194)
KRW	4,534,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.45% (pays quarterly)	3/18/31	(63,637)	—	(63,637)
KRW	10,880,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.45% (pays quarterly)	3/18/31	(150,135)	—	(150,135)
KRW	7,411,400	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.47% (pays quarterly)	3/18/31	(97,019)	—	(97,019)
KRW	4,533,600	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.47% (pays quarterly)	3/18/31	(59,761)	—	(59,761)
KRW	2,255,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.99% (pays quarterly)	6/17/31	6,560	—	6,560
KRW	3,442,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.03% (pays quarterly)	6/17/31	14,272	—	14,272
KRW	4,499,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.05% (pays quarterly)	6/17/31	22,664	—	22,664
MXN	323,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	9.11% (pays monthly)	12/16/26	184,396	(1,758)	182,638

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	217,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.27% (pays monthly)	12/9/27	$ 68,457	$ —	$68,457
MXN	196,100	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.30% (pays monthly)	12/9/27	66,397	—	66,397
MXN	431,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.93% (pays monthly)	12/15/27	20,548	—	20,548
MXN	276,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.94% (pays monthly)	12/15/27	13,668	—	13,668
MXN	250,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.30% (pays monthly)	12/15/27	82,444	—	82,444
MXN	456,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.12% (pays monthly)	1/12/28	78,187	—	78,187
MXN	454,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.08% (pays monthly)	1/13/28	58,574	—	58,574
MXN	70,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.04% (pays monthly)	1/14/28	7,241	—	7,241
MXN	349,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.06% (pays monthly)	3/7/28	29,610	—	29,610
MXN	351,800	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.04% (pays monthly)	3/9/28	17,120	—	17,120
MXN	426,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.08% (pays monthly)	3/10/28	39,587	—	39,587
MXN	193,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.53% (pays monthly)	4/6/28	(93,107)	—	(93,107)
MXN	534,049	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.54% (pays monthly)	4/6/28	(262,202)	—	(262,202)
MXN	314,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.27% (pays monthly)	5/2/28	72,577	—	72,577
MXN	51,497	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.27% (pays monthly)	5/2/28	12,128	—	12,128
MXN	387,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.19% (pays monthly)	7/26/28	29,641	—	29,641
MXN	28,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.28% (pays monthly)	9/14/28	1,881	—	1,881
MXN	174,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.34% (pays monthly)	9/14/28	22,703	—	22,703

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	337,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.40% (pays monthly)	9/14/28	$ 67,122	$ —	$67,122
MYR	19,570	Pays	3-month MYR KLIBOR (pays quarterly)	3.07% (pays quarterly)	9/17/30	(112,872)	—	(112,872)
MYR	30,400	Pays	3-month MYR KLIBOR (pays quarterly)	3.09% (pays quarterly)	9/17/30	(168,647)	—	(168,647)
MYR	11,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.12% (pays quarterly)	9/17/30	(57,009)	—	(57,009)
MYR	35,700	Pays	3-month MYR KLIBOR (pays quarterly)	3.18% (pays quarterly)	9/17/30	(166,990)	—	(166,990)
MYR	16,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.19% (pays quarterly)	9/17/30	(72,921)	—	(72,921)
MYR	26,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.19% (pays quarterly)	9/17/30	(121,792)	—	(121,792)
MYR	32,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.27% (pays quarterly)	9/17/30	(120,703)	—	(120,703)
MYR	16,570	Pays	3-month MYR KLIBOR (pays quarterly)	3.15% (pays quarterly)	12/17/30	(88,466)	—	(88,466)
MYR	71,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.18% (pays quarterly)	12/17/30	(351,794)	—	(351,794)
MYR	19,680	Pays	3-month MYR KLIBOR (pays quarterly)	3.26% (pays quarterly)	12/17/30	(82,084)	—	(82,084)
MYR	17,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.28% (pays quarterly)	12/17/30	(69,149)	—	(69,149)
MYR	33,200	Pays	3-month MYR KLIBOR (pays quarterly)	3.33% (pays quarterly)	12/17/30	(112,973)	—	(112,973)
MYR	68,100	Pays	3-month MYR KLIBOR (pays quarterly)	3.37% (pays quarterly)	3/18/31	(223,202)	—	(223,202)
MYR	21,400	Pays	3-month MYR KLIBOR (pays quarterly)	3.40% (pays quarterly)	3/18/31	(62,113)	—	(62,113)
MYR	19,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.43% (pays quarterly)	3/18/31	(49,696)	—	(49,696)
MYR	45,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.46% (pays quarterly)	3/18/31	(102,064)	—	(102,064)
MYR	48,690	Pays	3-month MYR KLIBOR (pays quarterly)	3.48% (pays quarterly)	3/18/31	(100,226)	—	(100,226)
MYR	51,100	Pays	3-month MYR KLIBOR (pays quarterly)	3.54% (pays quarterly)	3/18/31	(69,388)	—	(69,388)
MYR	38,437	Pays	3-month MYR KLIBOR (pays quarterly)	3.45% (pays quarterly)	6/18/31	(101,542)	—	(101,542)
MYR	39,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.54% (pays quarterly)	6/18/31	(65,378)	—	(65,378)
MYR	31,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.58% (pays quarterly)	6/18/31	33,916	—	33,916
MYR	19,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.59% (pays quarterly)	6/18/31	20,348	—	20,348
MYR	16,720	Receives	3-month MYR KLIBOR (pays quarterly)	3.59% (pays quarterly)	6/18/31	16,844	—	16,844
MYR	12,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.59% (pays quarterly)	6/18/31	11,812	—	11,812

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MYR	19,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.60% (pays quarterly)	6/18/31	$ 16,397	$ —	$16,397
MYR	20,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/18/31	16,798	—	16,798
MYR	11,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/18/31	8,985	—	8,985
MYR	6,510	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/18/31	5,280	—	5,280
MYR	33,000	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/18/31	24,097	—	24,097
MYR	11,200	Receives	3-month MYR KLIBOR (pays quarterly)	3.61% (pays quarterly)	6/18/31	8,631	—	8,631
MYR	7,170	Receives	3-month MYR KLIBOR (pays quarterly)	3.62% (pays quarterly)	6/18/31	5,070	—	5,070
MYR	6,340	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/18/31	3,824	—	3,824
MYR	5,260	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/18/31	3,081	—	3,081
MYR	7,870	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/18/31	4,474	—	4,474
MYR	9,510	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/18/31	5,242	—	5,242
MYR	11,290	Receives	3-month MYR KLIBOR (pays quarterly)	3.63% (pays quarterly)	6/18/31	5,963	—	5,963
MYR	3,330	Receives	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	6/18/31	1,643	—	1,643
MYR	4,880	Receives	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	6/18/31	2,154	—	2,154
MYR	7,380	Receives	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	6/18/31	2,874	—	2,874
MYR	5,210	Receives	3-month MYR KLIBOR (pays quarterly)	3.65% (pays quarterly)	6/18/31	1,818	—	1,818
MYR	50,050	Pays	3-month MYR KLIBOR (pays quarterly)	3.59% (pays quarterly)	9/17/31	(66,541)	—	(66,541)
MYR	20,760	Pays	3-month MYR KLIBOR (pays quarterly)	3.59% (pays quarterly)	9/17/31	(27,832)	—	(27,832)
MYR	42,600	Receives	3-month MYR KLIBOR (pays quarterly)	3.70% (pays quarterly)	9/17/31	6,492	—	6,492
MYR	35,200	Receives	3-month MYR KLIBOR (pays quarterly)	3.70% (pays quarterly)	9/17/31	5,168	—	5,168
PLN	13,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.87% (pays annually)	3/3/27	3,250	—	3,250
PLN	99,138	Pays	6-month PLN WIBOR (pays semi-annually)	3.91% (pays annually)	3/3/27	34,793	—	34,793
PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	(64,656)	—	(64,656)
PLN	23,914	Pays	6-month PLN WIBOR (pays semi-annually)	5.41% (pays annually)	6/19/29	209,638	—	209,638
PLN	58,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.42% (pays annually)	6/19/29	516,027	—	516,027

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	13,700	Pays	6-month PLN WIBOR (pays semi-annually)	5.02% (pays annually)	9/18/29	$ 192,789	$ —	$192,789
PLN	12,000	Pays	6-month PLN WIBOR (pays semi-annually)	4.03% (pays annually)	9/17/30	33,910	—	33,910
PLN	84,200	Pays	6-month PLN WIBOR (pays semi-annually)	3.94% (pays annually)	12/17/30	97,386	—	97,386
PLN	15,330	Pays	6-month PLN WIBOR (pays semi-annually)	4.17% (pays annually)	6/17/31	(36,007)	—	(36,007)
PLN	28,177	Pays	6-month PLN WIBOR (pays semi-annually)	4.18% (pays annually)	6/17/31	(62,810)	—	(62,810)
PLN	89,000	Pays	6-month PLN WIBOR (pays semi-annually)	4.24% (pays annually)	6/17/31	(138,753)	—	(138,753)
PLN	54,025	Pays	6-month PLN WIBOR (pays semi-annually)	4.24% (pays annually)	6/17/31	(79,507)	—	(79,507)
PLN	17,268	Pays	6-month PLN WIBOR (pays semi-annually)	4.25% (pays annually)	6/17/31	(24,028)	—	(24,028)
PLN	51,909	Receives	6-month PLN WIBOR (pays semi-annually)	4.70% (pays annually)	6/17/31	(205,302)	—	(205,302)
PLN	24,000	Receives	6-month PLN WIBOR (pays semi-annually)	4.20% (pays annually)	9/16/31	59,373	—	59,373
PLN	42,227	Receives	6-month PLN WIBOR (pays quarterly)	4.49% (pays annually)	8/12/32	37,558	—	37,558
PLN	42,227	Pays	6-month PLN WIBOR (pays semi-annually)	4.59% (pays annually)	8/12/32	(33,669)	—	(33,669)
PLN	181,230	Receives	6-month PLN WIBOR (pays quarterly)	4.61% (pays annually)	9/9/32	73,032	—	73,032
PLN	181,230	Pays	6-month PLN WIBOR (pays semi-annually)	4.71% (pays annually)	9/9/32	(60,623)	—	(60,623)
PLN	20,500	Pays	6-month PLN WIBOR (pays semi-annually)	5.19% (pays annually)	9/21/32	386,856	—	386,856
PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.50% (pays annually)	6/19/34	300,570	—	300,570
PLN	7,086	Pays	6-month PLN WIBOR (pays semi-annually)	5.53% (pays annually)	6/19/34	122,142	—	122,142
PLN	19,321	Receives	6-month PLN WIBOR (pays semi-annually)	4.34% (pays annually)	6/18/35	116,336	—	116,336
PLN	17,180	Receives	6-month PLN WIBOR (pays semi-annually)	4.91% (pays annually)	6/17/36	(75,920)	—	(75,920)
PLN	10,261	Receives	6-month PLN WIBOR (pays semi-annually)	4.95% (pays annually)	6/17/36	(53,974)	—	(53,974)
THB	120,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.30% (pays semi-annually)	11/18/26	6,987	—	6,987
THB	115,690	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.35% (pays quarterly)	6/18/30	(31,950)	—	(31,950)
THB	32,680	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.36% (pays quarterly)	6/18/30	(8,473)	—	(8,473)
THB	77,700	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.37% (pays quarterly)	6/18/30	(19,957)	—	(19,957)

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	136,500	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.38% (pays quarterly)	6/18/30	$ (33,577)	$ —	$(33,577)
THB	80,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.39% (pays quarterly)	6/18/30	(18,230)	—	(18,230)
THB	79,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.40% (pays quarterly)	6/18/30	(16,714)	—	(16,714)
THB	79,220	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	(16,617)	—	(16,617)
THB	96,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	(19,987)	—	(19,987)
THB	132,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.41% (pays quarterly)	6/18/30	(26,892)	—	(26,892)
THB	101,800	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.08% (pays quarterly)	9/17/30	(69,453)	—	(69,453)
THB	161,300	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.30% (pays quarterly)	9/17/30	(63,506)	—	(63,506)
THB	106,700	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.31% (pays quarterly)	9/17/30	(40,644)	—	(40,644)
THB	88,300	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.35% (pays quarterly)	9/17/30	(29,059)	—	(29,059)
THB	174,270	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.15% (pays quarterly)	12/17/30	(116,589)	—	(116,589)
THB	115,670	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.24% (pays quarterly)	12/17/30	(62,162)	—	(62,162)
THB	260,100	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.27% (pays quarterly)	12/17/30	(131,003)	—	(131,003)
THB	280,700	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.30% (pays quarterly)	3/18/31	(150,153)	—	(150,153)
THB	310,110	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.38% (pays quarterly)	3/18/31	(126,966)	—	(126,966)
THB	158,000	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.40% (pays quarterly)	3/18/31	(61,104)	—	(61,104)
THB	128,120	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.47% (pays quarterly)	3/18/31	(37,739)	—	(37,739)
THB	163,401	Pays	Thai Overnight Repurchase Rate (pays quarterly)	1.48% (pays quarterly)	6/17/31	(53,702)	—	(53,702)

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
THB	120,606	Receives	Thai Overnight Repurchase Rate (pays quarterly)	1.74% (pays quarterly)	9/16/31	$ 8,056	$ —	$8,056
THB	105,121	Receives	Thai Overnight Repurchase Rate (pays quarterly)	1.75% (pays quarterly)	9/16/31	6,413	—	6,413
THB	137,573	Receives	Thai Overnight Repurchase Rate (pays quarterly)	1.75% (pays quarterly)	9/16/31	7,995	—	7,995
THB	200,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.69% (pays semi-annually)	11/4/31	(9,849)	—	(9,849)
THB	187,500	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.48% (pays semi-annually)	6/19/34	215,587	—	215,587
ZAR	167,000	Pays	3-month ZAR JIBAR (pays quarterly)	8.47% (pays quarterly)	9/17/35	175,437	—	175,437
Total						$(12,355,224)	$25,166	$(12,330,058)

Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Bank of America, N.A.	MYR	112,767	Pays	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	9/18/29	$ 21,966
Bank of America, N.A.	MYR	138,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.68% (pays quarterly)	9/18/29	78,593
Bank of America, N.A.	MYR	4,200	Pays	3-month MYR KLIBOR (pays quarterly)	3.48% (pays quarterly)	6/18/30	(5,964)
BNP Paribas	MYR	17,413	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	(20,709)
BNP Paribas	MYR	3,430	Pays	3-month MYR KLIBOR (pays quarterly)	3.49% (pays quarterly)	6/18/30	(4,789)
BNP Paribas	MYR	3,580	Pays	3-month MYR KLIBOR (pays quarterly)	3.50% (pays quarterly)	6/18/30	(4,321)
Citibank, N.A.	CNY	34,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.35% (pays quarterly)	3/20/29	127,619
Citibank, N.A.	MYR	113,116	Pays	3-month MYR KLIBOR (pays quarterly)	3.64% (pays quarterly)	9/18/29	23,276
JPMorgan Chase Bank, N.A.	MYR	19,340	Pays	3-month MYR KLIBOR (pays quarterly)	3.30% (pays quarterly)	6/18/30	(61,788)
JPMorgan Chase Bank, N.A.	TRY	356,122	Receives	1-day TRY TRLEF (pays quarterly)	39.34% (pays quarterly)	6/3/27	(29,625)
JPMorgan Chase Bank, N.A.	TRY	356,122	Receives	1-day TRY TRLEF (pays quarterly)	39.37% (pays quarterly)	6/4/27	(31,547)
JPMorgan Chase Bank, N.A.	TRY	356,122	Receives	1-day TRY TRLEF (pays quarterly)	39.35% (pays quarterly)	6/12/27	(34,908)

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	TRY	208,761	Receives	1-day TRY TRLEF (pays annually)	37.48% (pays annually)	6/3/28	$ 38,394
Standard Chartered Bank	MYR	34,430	Pays	3-month MYR KLIBOR (pays quarterly)	3.46% (pays quarterly)	12/18/29	(46,444)
Standard Chartered Bank	MYR	16,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.58% (pays quarterly)	12/18/29	(5,171)
Standard Chartered Bank	MYR	33,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.46% (pays quarterly)	6/18/30	(54,703)
Standard Chartered Bank	MYR	79,041	Pays	3-month MYR KLIBOR (pays quarterly)	3.48% (pays quarterly)	6/18/30	(114,102)
Total							$(124,223)

Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	USD	354	Total Return on GHS 3,860,000 Republic of Ghana Government Bonds, 8.35%, 2/16/27 (pays upon termination)	Fully Funded[1]	2/16/27	$(12,393)
ICBC Standard Bank plc	USD	869	Total Return on UZS 10,172,000,000 Uzbekistan Treasury Bonds, 14.00%, 2/4/29 (pays upon termination)	Fully Funded[1]	2/6/29	75,994
ICBC Standard Bank plc	USD	1,119	Total Return on UZS 12,885,000,000 Uzbekistan Treasury Bonds, 14.00%, 2/4/29 (pays upon termination)	Fully Funded[1]	2/6/29	77,891
ICBC Standard Bank plc	USD	405	Total Return on UZS 4,679,000,000 Uzbekistan Treasury Bonds, 15.00%, 1/7/29 (pays upon termination)	Fully Funded[1]	1/7/29	16,462
ICBC Standard Bank plc	USD	562	Total Return on UZS 6,442,000,000 Uzbekistan Treasury Bonds, 15.00%, 1/7/29 (pays upon termination)	Fully Funded[1]	1/7/29	18,772
JPMorgan Chase Bank, N.A.	USD	5,705	Total Return on EGP 336,875,000 Egypt Treasury Bills, 0.00%, 3/16/27 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	3/16/27	(28,778)
Standard Chartered Bank	USD	9,140	Total Return on EGP 529,800,000 Egypt Treasury Bills, 0.00%, 3/16/27 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	10/14/26	(214,958)

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Total Return Swaps (OTC) (continued)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Standard Chartered Bank	USD	15,079	Total Return on EGP 774,925,000 Egypt Treasury Bills, 0.00%, 9/15/26 (pays upon termination)	SOFR + 0.75% on Notional Amount (pays upon termination)	9/15/26	$(408,540)
						$(475,550)

[1]	The Portfolio enters into fully funded total return swap agreements. Under these arrangements, the Portfolio does not make periodic payments to the counterparty.

Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
TRLEF	Turkish Lira Overnight Reference Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
ALL	– Albanian Lek
AMD	– Armenian Dram
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GEL	– Georgian Lari
GHS	– Ghanaian Cedi
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KZT	– Kazakhstani Tenge

LKR	– Sri Lankan Rupee
MNT	– Mongolia Tughrik
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
PEN	– Peruvian Sol
PLN	– Polish Zloty
PYG	– Paraguayan Guarani
RON	– Romanian Leu
RSD	– Serbian Dinar
RUB	– Russian Ruble
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
TZS	– Tanzanian Shilling
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
VND	– Viet Nam Dong
ZAR	– South African Rand

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

ZMW	– Zambian Kwacha
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Foreign Exchange Risk: The Portfolio engaged in forward foreign currency exchange contracts, currency options, forward volatility agreements and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilized various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
At July 31, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At July 31, 2026, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $82,819,200, which represents 4.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$83,602,121	$1,238,722,498	$(1,239,505,419)	$ —	$ —	$82,819,200	$4,218,571	82,819,200

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Credit Linked Notes	$ —	$1,113,516	$ —	$1,113,516
Foreign Corporate Bonds	—	94,735,408	—	94,735,408
Senior Floating-Rate Loans	—	9,398,427	—	9,398,427
Sovereign Government Bonds	—	1,182,600,474	—	1,182,600,474
Short-Term Investments:
Affiliated Fund	82,819,200	—	—	82,819,200
Sovereign Government Securities	—	207,768,519	—	207,768,519

Emerging Markets Local Income Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$ —	$200,669,242	$ —	$200,669,242
Purchased Currency Options	—	1,670,371	—	1,670,371
Purchased Interest Rate Swaptions	—	1,323,574	—	1,323,574
Total Investments	$82,819,200	$1,699,279,531	$—	$1,782,098,731
Forward Foreign Currency Exchange Contracts	$ —	$44,678,819	$ —	$44,678,819
Forward Volatility Agreements	—	59,939	—	59,939
Non-Deliverable Bond Forward Contracts	—	7,172	—	7,172
Futures Contracts	366,398	—	—	366,398
Swap Contracts	—	9,138,524	—	9,138,524
Total	$83,185,598	$1,753,163,985	$—	$1,836,349,583
Liability Description
Written Currency Options	$ —	$(673,789)	$ —	$(673,789)
Forward Foreign Currency Exchange Contracts	—	(46,912,498)	—	(46,912,498)
Non-Deliverable Bond Forward Contracts	—	(103,967)	—	(103,967)
Swap Contracts	—	(22,093,521)	—	(22,093,521)
Total	$ —	$(69,783,775)	$ —	$(69,783,775)
Investment Valuation - Derivatives. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration. Options on interest rate swaps ("swaptions") are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.
Forward Volatility Agreements - Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined at the trade date. At expiration, the amount settled is determined based on the Black Scholes formula, the then current spot exchange rate, interest rates, and the agreed upon implied volatility, and is recorded as a realized gain or loss. Changes in the value of the forward volatility agreement prior to the expiration date are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.
Swaptions - A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
For additional information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.